LVIP JPMorgan Core Bond Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–3.53%
Federal Home Loan Mortgage Corp. REMICS
Series 1981 Class Z 6.00% 5/15/27	21	$21
Series 1987 Class PE 7.50% 9/15/27	723	733
Series 1999 Class PU 7.00% 10/15/27	116	116
Series 2031 Class PG 7.00% 2/15/28	4,504	4,584
Series 2035 Class PC 6.95% 3/15/28	3,983	4,051
*Series 2038 Class PN 7.00% 3/15/28	284	13
Series 2054 Class PV 7.50% 5/15/28	463	470
Series 2057 Class PE 6.75% 5/15/28	9,207	9,375
Series 2064 Class TE 7.00% 6/15/28	468	479
Series 2075 Class PH 6.50% 8/15/28	1,177	1,200
Series 2095 Class PE 6.00% 11/15/28	3,635	3,695
•Series 2132 Class SB 14.16% (30.05% minus 30 day USD SOFR Average) 3/15/29	249	268
Series 2178 Class PB 7.00% 8/15/29	2,021	2,082
Series 2182 Class ZB 8.00% 9/15/29	2,421	2,482
•Series 2204 Class GB 8.00% 12/20/29	90	9
Series 2247 Class Z 7.50% 8/15/30	1,674	1,749
Series 2259 Class ZC 7.35% 10/15/30	37,485	39,098
Series 2325 Class PM 7.00% 6/15/31	829	862
Series 2344 Class ZD 6.50% 8/15/31	7,919	8,166
Series 2344 Class ZJ 6.50% 8/15/31	1,883	1,960
Series 2345 Class NE 6.50% 8/15/31	1,155	1,199
Series 2359 Class ZB 8.50% 6/15/31	4,460	4,749
Series 2367 Class ME 6.50% 10/15/31	17,888	18,562
~^Series 2390 Class DO 0.00% 12/15/31	591	574
•Series 2410 Class QS 9.65% (19.20% minus 30 day USD SOFR Average) 2/15/32	2,594	2,820
*•Series 2410 Class QX 4.86% (8.54% minus 30 day USD SOFR Average) 2/15/32	2,000	157
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
•Series 2412 Class SP 8.53% (15.87% minus 30 day USD SOFR Average) 2/15/32	2,975	$3,098
Series 2423 Class MC 7.00% 3/15/32	5,219	5,451
Series 2423 Class MT 7.00% 3/15/32	7,732	8,083
Series 2435 Class CJ 6.50% 4/15/32	15,761	16,378
*•Series 2444 Class ES 4.16% (7.84% minus 30 day USD SOFR Average) 3/15/32	3,364	277
*•Series 2450 Class SW 4.21% (7.89% minus 30 day USD SOFR Average) 3/15/32	2,242	187
Series 2455 Class GK 6.50% 5/15/32	6,399	6,660
Series 2484 Class LZ 6.50% 7/15/32	4,451	4,609
Series 2500 Class MC 6.00% 9/15/32	9,995	10,303
Series 2543 Class YX 6.00% 12/15/32	208,532	215,510
Series 2544 Class HC 6.00% 12/15/32	8,500	8,784
Series 2574 Class PE 5.50% 2/15/33	60,897	62,314
Series 2575 Class ME 6.00% 2/15/33	32,697	33,778
*Series 2586 Class WI 6.50% 3/15/33	1,868	245
Series 2647 Class A 3.25% 4/15/32	7,861	7,729
Series 2764 Class UG 5.00% 3/15/34	52,918	53,662
Series 2949 Class GE 5.50% 3/15/35	72,721	74,599
Series 3047 Class OD 5.50% 10/15/35	43,009	43,874
•Series 3085 Class VS 13.57% (28.26% minus 30 day USD SOFR Average) 12/15/35	18,717	22,276
Series 3098 Class KG 5.50% 1/15/36	65,610	66,975
~^Series 3117 Class EO 0.00% 2/15/36	5,418	4,650
*•Series 3260 Class CS 2.35% (6.03% minus 30 day USD SOFR Average) 1/15/37	6,658	517
*•Series 3380 Class SI 2.58% (6.26% minus 30 day USD SOFR Average) 10/15/37	362,434	30,064
*•Series 3385 Class SN 2.21% (5.89% minus 30 day USD SOFR Average) 11/15/37	5,729	318
LVIP JPMorgan Core Bond Fund–1

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. REMICS (continued)
*•Series 3387 Class SA 2.63% (6.31% minus 30 day USD SOFR Average) 11/15/37	17,534	$1,465
Series 3423 Class PB 5.50% 3/15/38	75,010	77,347
*•Series 3451 Class SA 2.26% (5.94% minus 30 day USD SOFR Average) 5/15/38	1,772	142
*•Series 3455 Class SE 2.41% (6.09% minus 30 day USD SOFR Average) 6/15/38	59,469	4,926
Series 3786 Class PD 4.50% 1/15/41	407,000	399,148
*•Series 3973 Class SA 2.70% (6.38% minus 30 day USD SOFR Average) 12/15/41	266,410	26,927
Series 4664 Class UZ 4.00% 3/15/47	1,432,472	1,344,640
Series 4676 Class KZ 2.50% 7/15/45	165,792	145,840
Series 4793 Class CB 3.00% 5/15/48	376,667	329,734
Series 4793 Class CD 3.00% 6/15/48	247,334	217,581
Series 4813 Class CJ 3.00% 8/15/48	229,701	201,825
Series 4991 Class QV 2.00% 9/25/45	351,292	307,397
*Series 5010 Class IK 2.50% 9/25/50	281,356	43,006
*Series 5010 Class JI 2.50% 9/25/50	754,247	124,324
*Series 5013 Class IN 2.50% 9/25/50	342,504	56,862
*Series 5018 Class MI 2.00% 10/25/50	708,124	95,410
*Series 5059 Class IB 2.50% 1/25/51	1,086,777	181,987
Series 5092 Class AP 2.00% 4/25/41	434,922	386,001
*Series 5140 Class NI 2.50% 5/25/49	1,207,213	167,197
*Series 5148 Class BI 2.50% 1/25/49	2,456,976	350,507
*Series 5148 Class CI 2.00% 6/25/49	1,180,720	145,238
*Series 5202 Class IN 3.00% 1/25/47	919,501	114,059
Series 5224 Class HL 4.00% 4/25/52	1,300,000	1,191,534
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
φSeries 2017-4 Class HT 3.25% 6/25/57	8,696,809	7,855,911
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust (continued)
Series 2019-1 Class MT 3.50% 7/25/58	2,394,996	$2,143,530
Series 2019-3 Class MB 3.50% 10/25/58	292,308	246,142
Series 2022-1 Class MTU 3.25% 11/25/61	672,630	583,331
Series 2022-2 Class M5TU 4.00% 4/25/62	3,962,915	3,689,047
Series 2023-1 Class MT 3.00% 10/25/62	1,102,468	926,032
Series 2024-2 Class MT 3.50% 5/25/64	5,137,131	4,463,217
•Federal Home Loan Mortgage Corp. STACR REMICS Trust
Series 2021-DNA5 Class M2 5.31% (30 day USD SOFR Average + 1.65%) 1/25/34	286,251	287,003
Series 2021-DNA6 Class M2 5.16% (30 day USD SOFR Average + 1.50%) 10/25/41	1,852,158	1,853,861
Series 2022-DNA1 Class M2 6.16% (30 day USD SOFR Average + 2.50%) 1/25/42	1,001,000	1,008,464
Series 2022-DNA2 Class M1A 4.96% (30 day USD SOFR Average + 1.30%) 2/25/42	394,725	394,936
Series 2022-DNA3 Class M1B 6.56% (30 day USD SOFR Average + 2.90%) 4/25/42	2,640,000	2,677,148
Series 2022-DNA4 Class M1B 7.01% (30 day USD SOFR Average + 3.35%) 5/25/42	700,000	714,640
Series 2025-DNA2 Class M2 5.16% (30 day USD SOFR Average + 1.50%) 5/25/45	422,000	420,321
Federal Home Loan Mortgage Corp. STRIPS
*Series 233 Class 11 5.00% 9/15/35	11,320	1,676
*•Series 239 Class S30 3.91% (7.59% minus 30 day USD SOFR Average) 8/15/36	13,109	1,679
Series 262 Class 35 3.50% 7/15/42	65,630	62,073
Series 299 Class 300 3.00% 1/15/43	39,813	36,355
*•Series 334 Class S7 2.31% (5.99% minus 30 day USD SOFR Average) 8/15/44	471,346	48,386
*•Series 353 Class S1 2.21% (5.89% minus 30 day USD SOFR Average) 12/15/46	194,468	19,787
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
♦•Series T-41 Class 3A 4.45% 7/25/32	4,734	4,560
LVIP JPMorgan Core Bond Fund–2

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates (continued)
♦Series T-54 Class 2A 6.50% 2/25/43	41,126	$41,425
♦Series T-54 Class 3A 7.00% 2/25/43	17,648	18,441
~♦^Series T-56 Class A 0.00% 5/25/43	128,258	100,529
♦Series T-58 Class 2A 6.50% 9/25/43	10,323	10,762
~♦^Series T-58 Class A 0.00% 9/25/43	5,437	4,604
•Federal National Mortgage Association Connecticut Avenue Securities Trust
Series 2021-R01 Class 1M2 5.21% (30 day USD SOFR Average + 1.55%) 10/25/41	418,138	419,239
Series 2022-R02 Class 2M2 6.66% (30 day USD SOFR Average + 3.00%) 1/25/42	382,205	386,016
Series 2022-R03 Class 1M2 7.16% (30 day USD SOFR Average + 3.50%) 3/25/42	760,000	774,922
Series 2023-R06 Class 1M2 6.36% (30 day USD SOFR Average + 2.70%) 7/25/43	1,550,000	1,584,035
Series 2023-R08 Class 1M1 5.16% (30 day USD SOFR Average + 1.50%) 10/25/43	328,827	328,825
Series 2024-R04 Class 1A1 4.66% (30 day USD SOFR Average + 1.00%) 5/25/44	1,244,483	1,242,750
Series 2025-R01 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 1/25/45	506,000	503,430
Series 2025-R02 Class 1M2 5.26% (30 day USD SOFR Average + 1.60%) 2/25/45	432,000	431,750
Series 2025-R03 Class 2M1 5.26% (30 day USD SOFR Average + 1.60%) 3/25/45	405,416	405,735
Series 2025-R04 Class 1M2 5.16% (30 day USD SOFR Average + 1.50%) 5/25/45	1,073,000	1,068,099
Federal National Mortgage Association Grantor Trust Series 2017-T1 Class A 2.90% 6/25/27	660,510	650,621
Federal National Mortgage Association Interest STRIPS
~^Series 329 Class 1 0.00% 1/25/33	900	808
*Series 365 Class 8 5.50% 5/25/36	4,779	783
*Series 427 Class C73 3.00% 12/25/48	1,506,813	246,391
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
Series 1997-39 Class PD 7.50% 5/20/27	224	$226
Series 1997-46 Class PL 6.00% 7/18/27	276	277
Series 1998-36 Class ZB 6.00% 7/18/28	356	359
Series 1998-46 Class GZ 6.50% 8/18/28	988	1,005
Series 1998-58 Class PC 6.50% 10/25/28	3,455	3,521
*Series 1999-39 Class JH 6.50% 8/25/29	6,050	289
*Series 2000-52 IO 8.50% 1/25/31	523	58
Series 2001-30 Class PM 7.00% 7/25/31	4,525	4,709
*Series 2001-33 Class ID 6.00% 7/25/31	18,825	1,961
Series 2001-36 Class DE 7.00% 8/25/31	9,007	9,402
Series 2001-44 Class PD 7.00% 9/25/31	521	535
Series 2001-61 Class Z 7.00% 11/25/31	14,014	14,653
•Series 2002-1 Class SA 12.91% (24.82% minus 30 day USD SOFR Average) 2/25/32	383	449
*•Series 2002-13 Class SJ 1.60% (7.99% minus 30 day USD SOFR Average) 3/25/32	6,997	108
~^Series 2002-15 0.00% 4/25/32	7,305	6,945
Series 2002-28 Class PK 6.50% 5/25/32	5,275	5,467
*•Series 2002-68 Class SH 4.21% (7.89% minus 30 day USD SOFR Average) 10/18/32	12,486	952
•Series 2002-77 Class S 7.56% (14.27% minus 30 day USD SOFR Average) 12/25/32	1,219	1,300
*•Series 2003-116 Class SB 3.82% (7.49% minus 30 day USD SOFR Average) 11/25/33	15,299	1,102
•Series 2003-130 Class SX 5.86% (11.35% minus 30 day USD SOFR Average) 1/25/34	130	132
Series 2003-131 Class CH 5.50% 1/25/34	23,553	23,981
~^Series 2003-132 Class OA 0.00% 8/25/33	158	154
LVIP JPMorgan Core Bond Fund–3

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2003-22 Class UD 4.00% 4/25/33	35,029	$34,719
*Series 2003-44 Class IU 7.00% 6/25/33	7,252	1,021
Series 2003-47 Class PE 5.75% 6/25/33	5,925	6,094
•Series 2003-64 Class SX 4.29% (13.46% minus 30 day USD SOFR Average) 7/25/33	1,157	1,131
Series 2003-7 Class A1 6.50% 12/25/42	62,137	63,631
•Series 2003-71 Class DS 2.42% (7.31% minus 30 day USD SOFR Average) 8/25/33	9,636	8,983
•Series 2003-91 Class SD 6.21% (12.31% minus 30 day USD SOFR Average) 9/25/33	1,789	1,853
Series 2004-35 Class AZ 4.50% 5/25/34	29,742	29,679
•Series 2004-36 Class SA 9.14% (19.21% minus 30 day USD SOFR Average) 5/25/34	10,872	11,570
•Series 2004-46 Class SK 6.12% (16.19% minus 30 day USD SOFR Average) 5/25/34	2,999	3,065
•Series 2004-51 Class SY 6.69% (14.01% minus 30 day USD SOFR Average) 7/25/34	1,084	1,091
•Series 2004-61 Class SK 8.50% (50.19% minus 30 day USD SOFR Average) 11/25/32	6,029	6,374
Series 2004-79 Class ZE 5.50% 11/25/34	146,275	148,848
Series 2004-91 Class HC 6.00% 12/25/34	148,083	152,656
•Series 2005-45 Class DC 10.46% (23.89% minus 30 day USD SOFR Average) 6/25/35	15,712	17,216
Series 2005-84 Class XM 5.75% 10/25/35	7,632	7,851
~^Series 2006-110 0.00% 11/25/36	7,376	6,379
*•Series 2006-117 Class GS 2.87% (6.54% minus 30 day USD SOFR Average) 12/25/36	15,638	1,411
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
~^Series 2006-22 Class AO 0.00% 4/25/36	8,067	$7,043
•Series 2006-46 Class SW 10.35% (23.78% minus 30 day USD SOFR Average) 6/25/36	2,442	2,655
*•Series 2007-100 Class SM 2.67% (6.34% minus 30 day USD SOFR Average) 10/25/37	13,921	1,278
*•Series 2007-53 Class SH 2.32% (5.99% minus 30 day USD SOFR Average) 6/25/37	19,344	1,522
*•Series 2007-7 Class SG 2.72% (6.39% minus 30 day USD SOFR Average) 8/25/36	41,293	2,678
*•Series 2007-88 Class VI 2.76% (6.43% minus 30 day USD SOFR Average) 9/25/37	26,773	2,290
*•Series 2008-1 Class BI 2.13% (5.80% minus 30 day USD SOFR Average) 2/25/38	14,995	1,045
*•Series 2008-16 Class IS 2.42% (6.09% minus 30 day USD SOFR Average) 3/25/38	4,442	320
*•Series 2008-46 Class HI 2.27% 6/25/38	6,504	355
*•Series 2008-53 Class CI 3.42% (7.09% minus 30 day USD SOFR Average) 7/25/38	4,779	525
*•Series 2009-112 Class ST 2.47% (6.14% minus 30 day USD SOFR Average) 1/25/40	13,591	1,132
*•Series 2010-100 Class SV 2.85% (6.52% minus 30 day USD SOFR Average) 9/25/40	555,123	53,552
Series 2010-102 Class PN 5.00% 9/25/40	163,121	164,485
Series 2010-134 Class KZ 4.50% 12/25/40	222,961	210,791
*•Series 2010-35 Class SB 2.64% (6.31% minus 30 day USD SOFR Average) 4/25/40	5,027	447
Series 2010-80 Class PZ 5.00% 7/25/40	177,645	180,670
Series 2012-118 Class VZ 3.00% 11/25/42	604,502	552,261
LVIP JPMorgan Core Bond Fund–4

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2012-30 Class DZ 4.00% 4/25/42	116,267	$112,656
~^Series 2013-128 0.00% 12/25/43	54,258	41,149
Series 2013-44 Class Z 3.00% 5/25/43	18,783	14,862
*•Series 2013-54 Class BS 2.37% (6.04% minus 30 day USD SOFR Average) 6/25/43	37,900	3,925
Series 2013-67 Class KZ 2.50% 4/25/43	962,466	836,556
*Series 2014-15 Class JI 3.50% 4/25/29	611,220	20,687
Series 2014-19 Class Z 4.50% 4/25/44	379,051	373,740
*Series 2014-38 Class QI 5.50% 12/25/43	167,629	21,456
Series 2015-65 Class CZ 3.50% 9/25/45	723,779	625,504
Series 2016-38 Class NA 3.00% 1/25/46	55,945	52,224
*•Series 2016-61 Class BS 2.32% (5.99% minus 30 day USD SOFR Average) 9/25/46	600,793	36,174
Series 2017-40 Class GZ 3.50% 5/25/47	220,037	204,119
*•Series 2017-76 Class SB 2.32% (5.99% minus 30 day USD SOFR Average) 10/25/57	698,955	87,753
*•Series 2017-85 Class SC 2.42% (6.09% minus 30 day USD SOFR Average) 11/25/47	117,900	9,541
Series 2020-46 Class KB 1.25% 6/25/50	7,162,815	5,543,479
Series 2020-47 Class GZ 2.00% 7/25/50	673,060	400,230
Series 2020-56 Class AQ 2.00% 8/25/50	1,957,946	1,570,970
*Series 2020-56 Class DI 2.50% 8/25/50	328,348	54,065
Series 2020-57 Class TA 2.00% 4/25/50	1,089,263	973,792
*Series 2020-73 Class KI 3.00% 10/25/50	422,213	73,893
Series 2020-90 Class PE 2.00% 12/25/50	1,151,391	923,141
Series 2021-1 Class EP 1.00% 11/25/50	511,624	388,689
*Series 2021-1 Class IG 2.50% 2/25/51	1,121,203	189,810
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association REMICS (continued)
Series 2021-25 Class GA 1.00% 5/25/51	845,837	$646,365
Series 2021-28 Class LB 2.00% 4/25/51	1,018,066	848,671
*Series 2021-3 Class QI 2.50% 2/25/51	1,312,670	205,046
*Series 2021-43 IO 2.50% 6/25/51	2,413,508	373,305
*Series 2021-44 Class MI 2.50% 7/25/51	652,597	112,886
*Series 2021-61 Class KI 2.50% 4/25/49	2,312,193	335,448
Series 2021-65 Class JA 2.00% 1/25/46	348,111	316,226
Series 2021-86 Class MA 2.50% 11/25/47	8,275,437	7,584,049
Series 2021-95 Class GA 1.88% 3/25/51	7,316,307	6,150,963
Series 2022-29 Class KZ 1.50% 6/25/42	1,376,891	1,057,946
*Series 2022-86 IO 2.50% 5/25/50	1,452,947	202,432
Federal National Mortgage Association REMICS Trust
~^Series 1999-W1 0.00% 2/25/29	3,376	3,108
Series 1999-W4 Class A9 6.25% 2/25/29	9,943	10,021
Series 2002-W7 Class A4 6.00% 6/25/29	59,141	59,866
•Series 2003-W1 Class 1A1 4.67% 12/25/42	74,290	73,366
•Series 2003-W1 Class 2A 5.03% 12/25/42	11,579	11,448
Series 2004-W11 Class 1A2 6.50% 5/25/44	2,979	3,056
Federal National Mortgage Association Trust Series 2004-W2 Class 2A2 7.00% 2/25/44	3,200	3,307
Government National Mortgage Association
•Series 2014-17 Class AM 3.53% 6/16/48	3,305	3,173
*•Series 2016-128 IO 0.82% 9/16/56	2,196,682	86,845
Series 2020-103 Class AD 1.45% 1/16/63	1,324,094	1,004,445
Series 2021-2 Class AH 1.50% 6/16/63	157,013	116,079
Government National Mortgage Association REMICS
Series 2001-10 Class PE 6.50% 3/16/31	52,461	53,617
•Series 2004-28 Class S 9.25% (19.35% minus 1 mo. USD Term SOFR) 4/16/34	4,200	4,500
LVIP JPMorgan Core Bond Fund–5

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2006-38 Class OH 6.50% 8/20/36	335,196	$357,001
*•Series 2007-45 Class QA 2.85% (6.53% minus 1 mo. USD Term SOFR) 7/20/37	22,690	2,065
*•Series 2007-51 Class SG 2.79% (6.47% minus 1 mo. USD Term SOFR) 8/20/37	72,241	6,578
*•Series 2007-76 Class SA 2.74% (6.42% minus 1 mo. USD Term SOFR) 11/20/37	18,820	1,700
*•Series 2008-2 Class MS 3.37% (7.05% minus 1 mo. USD Term SOFR) 1/16/38	18,871	2,035
*•Series 2008-55 Class SA 2.41% (6.09% minus 1 mo. USD Term SOFR) 6/20/38	11,289	915
Series 2009-104 Class KB 5.50% 11/16/39	236,000	238,998
*•Series 2009-106 Class ST 2.21% (5.89% minus 1 mo. USD Term SOFR) 2/20/38	54,444	3,551
*Series 2009-14 Class KI 6.50% 3/20/39	17,283	3,841
*Series 2009-14 Class NI 6.50% 3/20/39	12,705	2,647
*•Series 2009-22 Class SA 2.48% (6.16% minus 1 mo. USD Term SOFR) 4/20/39	23,833	1,267
*•Series 2009-31 Class TS 2.51% (6.19% minus 1 mo. USD Term SOFR) 3/20/39	5,996	74
*•Series 2009-6 Class SA 2.31% (5.99% minus 1 mo. USD Term SOFR) 2/16/39	6,508	515
*•Series 2009-6 Class SH 2.25% (5.93% minus 1 mo. USD Term SOFR) 2/20/39	21,671	1,664
*•Series 2009-64 Class SN 2.31% (5.99% minus 1 mo. USD Term SOFR) 7/16/39	15,321	554
~^Series 2009-79 Class OK 0.00% 11/16/37	11,892	10,002
Series 2010-130 Class CP 7.00% 10/16/40	16,215	17,490
*•Series 2011-75 Class SM 2.81% (6.49% minus 1 mo. USD Term SOFR) 5/20/41	31,532	2,472
•Series 2011-H19 Class FA 4.25% (1 mo. USD Term SOFR + 0.58%) 8/20/61	32,509	32,495
•Series 2012-H23 Class SA 4.31% (1 mo. USD Term SOFR + 0.64%) 10/20/62	33,306	33,240
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
Series 2013-113 Class LY 3.00% 5/20/43	197,900	$184,794
*Series 2013-53 Class OI 3.50% 4/20/43	185,137	28,259
Series 2013-69 Class MA 1.50% 8/20/42	124,584	112,247
•Series 2013-H08 Class FC 4.23% (1 mo. USD Term SOFR + 0.56%) 2/20/63	60,831	60,878
Series 2013-H09 Class HA 1.65% 4/20/63	2,491	2,371
•Series 2014-H17 Class FC 4.28% (1 mo. USD Term SOFR + 0.61%) 7/20/64	47,870	47,939
•Series 2015-137 Class WA 5.55% 1/20/38	93,913	95,997
•Series 2015-H16 Class FG 4.22% (1 mo. USD Term SOFR + 0.55%) 7/20/65	92,402	92,335
•Series 2015-H30 Class FE 4.38% (1 mo. USD Term SOFR + 0.71%) 11/20/65	130,648	130,914
*•Series 2016-135 Class SB 2.31% (5.99% minus 1 mo. USD Term SOFR) 10/16/46	371,489	45,099
Series 2016-135 Class Z 3.00% 10/20/46	265,195	224,333
*•Series 2016-21 Class ST 2.36% (6.04% minus 1 mo. USD Term SOFR) 2/20/46	654,843	70,120
*Series 2016-84 Class IG 4.50% 11/16/45	975,196	188,767
•Series 2016-H11 Class FD 5.08% (1 yr. USD Term SOFR + 1.12%) 5/20/66	25,930	26,124
•Series 2016-H26 Class FC 4.78% (1 mo. USD Term SOFR + 1.11%) 12/20/66	25,440	25,608
Series 2017-163 Class ZK 3.50% 11/20/47	38,658	35,935
•Series 2017-H14 Class FK 3.70% (1 yr. CMT + 0.20%) 5/20/67	23,687	23,648
•Series 2017-H14 Class FV 4.28% (1 mo. USD Term SOFR + 0.61%) 6/20/67	67,379	67,479
*•Series 2017-H22 Class IC 2.52% 11/20/67	321,729	12,441
•Series 2018-H13 Class FC 4.08% (1 mo. USD Term SOFR + 0.41%) 7/20/68	75,123	75,019
•Series 2019-H13 Class FT 3.95% (1 yr. CMT + 0.45%) 8/20/69	23,027	23,073
LVIP JPMorgan Core Bond Fund–6

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Government National Mortgage Association REMICS (continued)
*Series 2020-123 Class IL 2.50% 8/20/50	213,032	$30,831
*Series 2020-123 Class NI 2.50% 8/20/50	733,158	107,864
*Series 2020-127 Class IN 2.50% 8/20/50	296,859	44,780
*Series 2020-129 Class IE 2.50% 9/20/50	299,661	44,747
*Series 2020-160 Class IH 2.50% 10/20/50	193,870	28,413
*Series 2020-160 Class VI 2.50% 10/20/50	314,093	47,881
*Series 2020-160 Class YI 2.50% 10/20/50	1,060,868	157,157
*Series 2020-173 Class MI 2.50% 11/20/50	4,344,391	636,153
*Series 2020-181 Class WI 2.00% 12/20/50	2,162,552	257,123
•Series 2020-30 Class PT 4.76% 3/20/48	467,727	462,275
*Series 2020-47 Class MI 3.50% 4/20/50	570,918	110,954
*Series 2020-47 Class NI 3.50% 4/20/50	217,949	42,919
•Series 2020-H12 Class F 4.28% (1 mo. USD Term SOFR + 0.61%) 7/20/70	94,673	94,530
•Series 2020-H13 Class FA 4.23% (1 mo. USD Term SOFR + 0.56%) 7/20/70	305,664	304,824
•Series 2020-H13 Class FC 4.23% (1 mo. USD Term SOFR + 0.56%) 7/20/70	77,350	77,118
Series 2021-188 Class PA 2.00% 10/20/51	55,336	46,641
*Series 2021-191 Class NI 3.00% 10/20/51	397,509	72,951
Series 2021-223 Class P 2.00% 6/20/51	837,026	742,943
*Series 2021-29 Class TI 2.50% 2/20/51	1,208,815	211,644
Series 2021-77 Class LC 1.25% 7/20/50	96,119	76,161
Series 2022-139 Class AL 4.00% 7/20/51	1,500,000	1,365,439
Series 2022-189 Class PT 2.50% 10/20/51	705,991	596,040
Series 2022-99 Class JW 2.50% 1/20/52	300,000	252,444
Series 2024-197 Class BN 3.00% 5/20/51	8,532,837	7,895,583
Series 2025-6 Class A 3.50% 11/20/50	24,241,590	22,870,617
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Seasoned Credit Risk Transfer Trust
Series 2025-1 Class MTU 3.25% 11/25/64	7,298,890	$6,252,376
Series 2025-2 Class MTU 3.25% 6/25/65	5,039,329	4,294,347
Seasoned Loans Structured Transaction Trust Series 2025-1 Class A1 3.00% 5/25/35	7,319,814	6,711,188
Total Agency Collateralized Mortgage Obligations (Cost $130,189,922)		132,077,392
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–1.57%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
*♦•Series K058 Class X1 0.89% 8/25/26	18,664,336	28,181
♦Series K065 Class A2 3.24% 4/25/27	215,000	213,214
♦•Series K070 Class A2 3.30% 11/25/27	208,000	205,540
♦•Series K072 Class AM 3.50% 12/25/27	1,000,000	985,959
♦Series K079 Class AM 3.93% 6/25/28	588,000	584,740
♦•Series K081 Class A2 3.90% 8/25/28	395,000	392,519
*♦•Series K094 Class X1 0.87% 6/25/29	2,217,625	52,542
*♦•Series K094 Class XAM 1.15% 6/25/29	3,700,000	124,873
*♦•Series K095 Class XAM 1.23% 6/25/29	900,000	34,070
*♦•Series K101 Class X1 0.83% 10/25/29	864,659	21,286
*♦•Series K104 Class XAM 1.38% 1/25/30	1,900,000	87,845
*♦•Series K105 Class X1 1.51% 1/25/30	5,146,238	245,609
*♦•Series K115 Class X1 1.31% 6/25/30	1,465,615	68,022
*♦•Series K116 Class X1 1.41% 7/25/30	3,578,197	172,520
*♦•Series K124 Class X1 0.71% 12/25/30	1,479,536	41,123
*♦•Series K128 Class X1 0.51% 3/25/31	6,389,887	130,908
*♦•Series K130 Class X1 1.03% 6/25/31	7,935,050	346,703
*♦•Series K131 Class X1 0.72% 7/25/31	6,749,325	218,320
*♦•Series K133 Class X1 0.34% 9/25/31	11,576,283	191,794
LVIP JPMorgan Core Bond Fund–7

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates (continued)
*♦•Series K142 Class X1 0.30% 3/25/32	5,181,415	$82,252
*♦•Series K143 Class X1 0.34% 4/25/55	5,267,027	99,535
♦Series K144 Class A2 2.45% 4/25/32	2,037,000	1,825,019
*♦•Series K145 Class X1 0.32% 5/25/32	5,669,105	102,207
♦Series K146 Class A2 2.92% 6/25/32	1,100,000	1,013,714
*♦•Series K147 Class X1 0.37% 6/25/32	7,454,545	162,080
*♦•Series K148 Class X1 0.25% 7/25/32	14,563,345	228,034
*♦•Series K149 Class X1 0.27% 8/25/32	8,342,234	141,816
♦•Series K-150 Class A2 3.71% 9/25/32	2,005,000	1,925,608
♦•Series K-151 Class A2 3.80% 10/25/32	1,150,000	1,116,848
*♦•Series K-151 Class X1 0.18% 10/25/32	15,154,744	195,217
*♦•Series K-1511 Class X1 0.77% 3/25/34	1,829,661	75,614
*♦•Series K-1520 Class X1 0.47% 2/25/36	3,748,065	123,375
♦•Series K-153 Class A2 3.82% 12/25/32	1,000,000	964,678
*♦•Series K-157 Class X1 0.25% 5/25/33	6,796,063	125,657
♦•Series K507 Class A2 4.80% 9/25/28	100,000	101,362
*♦•Series K737 Class X1 0.60% 10/25/26	5,525,428	8,760
*♦•Series K741 Class X1 0.54% 12/25/27	2,135,488	16,379
*♦•Series K742 Class X1 0.63% 3/25/28	3,476,094	30,313
*♦•Series K743 Class X1 0.90% 5/25/28	2,923,688	47,611
♦Series K753 Class A2 4.40% 10/25/30	691,000	694,999
♦•Series K754 Class AM 4.94% 11/25/30	4,180,000	4,266,768
*♦•Series KC05 Class X1 1.18% 6/25/27	785,087	5,861
♦Series KJ45 Class A2 4.66% 1/25/31	815,000	824,520
*♦•Series KL06 Class XFX 1.36% 12/25/29	4,115,775	133,937
♦•Series Q013 Class APT2 1.19% 5/25/50	645,811	629,975
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association-ACES
•Series 2013-M6 Class 1AC 3.38% 2/25/43	38,883	$37,801
•Series 2015-M10 Class A2 3.09% 4/25/27	172,420	171,014
Series 2016-M11 Class AL 2.94% 7/25/39	75,765	72,045
•Series 2017-M12 Class A2 3.07% 6/25/27	183,105	180,825
•Series 2017-M5 Class A2 3.02% 4/25/29	134,461	130,597
•Series 2017-M7 Class A2 2.96% 2/25/27	586,198	580,619
•Series 2017-M8 Class A2 3.06% 5/25/27	203,371	201,208
•Series 2018-M10 Class A2 3.37% 7/25/28	422,403	416,097
Series 2018-M15 Class 1A2 3.70% 1/25/36	900,000	859,563
•Series 2018-M3 Class A2 3.07% 2/25/30	105,512	101,812
•Series 2018-M9 Class APT2 3.11% 4/25/28	55,176	53,884
•Series 2019-M23 Class 3A3 2.72% 10/25/31	455,836	420,861
Series 2019-M4 Class A2 3.61% 2/25/31	274,373	265,992
Series 2019-M5 Class A2 3.27% 2/25/29	440,647	430,607
Series 2019-M6 Class A2 3.45% 1/1/29	13,998	13,895
Series 2020-M50 Class A2 1.20% 10/25/30	261,752	254,015
*•Series 2020-M50 Class X1 1.82% 10/25/30	4,255,134	159,617
Series 2020-M6 Class A 2.50% 10/25/37	145,445	130,904
*•Series 2021-M3 Class X1 1.83% 11/25/33	1,840,875	112,367
•Series 2022-M1G Class A2 1.53% 9/25/31	3,350,000	2,946,992
•Series 2022-M1S Class A2 2.08% 4/25/32	1,290,000	1,140,488
•Series 2022-M2S Class A2 3.76% 8/25/32	3,835,347	3,702,783
•Series 2022-M3 Class A2 1.71% 11/25/31	1,500,000	1,302,541
•Series 2023-M2 Class 3A2 1.81% 4/25/32	7,500,000	6,519,170
•Series 2023-M4 Class A2 3.77% 9/25/32	200,000	192,894
•Series 2023-M8 Class A2 4.48% 3/25/33	9,405,000	9,387,276
•FREMF Mortgage Trust
Series 2016-K59 Class B 3.56% 11/25/49	180,000	178,618
LVIP JPMorgan Core Bond Fund–8

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•FREMF Mortgage Trust (continued)
Series 2017-K71 Class B 3.75% 11/25/50	259,000	$254,685
Series 2018-K73 Class C 3.85% 2/25/51	2,000,000	1,963,054
Series 2019-K102 Class B 3.53% 12/25/51	750,000	711,632
Series 2019-KBF3 Class B 6.28% (30 day USD SOFR Average + 2.61%) 1/25/29	542,445	530,351
Government National Mortgage Association
•Series 2013-107 Class AD 2.78% 11/16/47	259,959	240,339
*•Series 2013-50 IO 0.07% 10/16/48	2,812,021	7,011
*•Series 2013-74 IO 0.45% 12/16/53	1,580,721	14,895
*•Series 2017-145 IO 0.48% 4/16/57	829,277	19,976
*•Series 2017-157 IO 0.52% 12/16/59	563,572	15,879
*•Series 2017-8 IO 0.44% 8/16/58	851,133	16,272
*•Series 2020-109 Class AI 0.84% 5/16/60	1,436,032	78,780
*•Series 2020-184 IO 0.91% 11/16/60	2,019,264	135,680
*•Series 2021-110 IO 0.88% 11/16/63	3,422,500	210,594
*•Series 2021-133 IO 0.88% 7/16/63	3,862,456	262,420
*•Series 2021-37 IO 0.80% 1/16/61	2,036,575	114,747
*•Series 2021-60 IO 0.83% 5/16/63	1,627,875	87,973
*•Series 2021-68 IO 0.88% 10/16/62	1,927,792	109,863
•Series 2022-196 Class BE 3.00% 10/16/64	900,000	636,115
*•Series 2022-210 IO 0.70% 7/16/64	1,027,833	61,480
*•Series 2022-216 IO 0.75% 7/16/65	1,066,876	56,491
•Series 2022-220 Class E 3.00% 10/16/64	600,000	428,647
*•Series 2022-3 IO 0.64% 2/16/61	4,879,735	226,836
*•Series 2022-59 IO 0.57% 2/16/62	2,506,092	99,264
Series 2023-92 Class AH 2.00% 6/16/64	4,221,809	3,291,940
*•Series 2023-92 Class IA 0.61% 6/16/64	4,516,354	237,133
Total Agency Commercial Mortgage-Backed Securities (Cost $58,028,527)		58,864,449
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES–20.93%
Federal Home Loan Mortgage Corp.
1.50% 11/1/40	1,929,057	$1,642,515
1.50% 5/1/41	2,021,934	1,714,535
1.50% 7/1/41	1,511,070	1,278,384
1.50% 10/1/41	2,109,384	1,777,786
1.50% 11/1/41	285,570	240,467
1.50% 2/1/51	550,290	426,558
1.50% 3/1/52	419,887	324,366
2.00% 10/1/40	888,907	780,686
2.00% 3/1/41	1,159,673	1,023,225
2.00% 7/1/41	889,329	777,003
2.00% 9/1/41	2,330,219	2,030,996
2.00% 10/1/41	953,981	830,111
2.00% 11/1/41	519,739	452,219
2.00% 12/1/41	1,051,909	914,066
2.00% 1/1/42	3,279,795	2,850,512
2.00% 2/1/42	938,788	814,633
2.00% 4/1/42	2,065,640	1,804,616
2.00% 5/1/42	1,185,240	1,027,452
2.00% 8/1/42	1,705,720	1,482,425
2.00% 11/1/50	1,048,660	862,408
2.00% 12/1/50	486,169	395,650
2.00% 2/1/51	2,402,201	1,975,121
2.00% 3/1/51	1,368,237	1,124,243
2.00% 4/1/51	413,833	339,944
2.00% 6/1/51	785,337	644,137
2.00% 8/1/51	710,841	577,740
2.00% 2/1/52	540,229	441,377
2.00% 3/1/52	1,282,728	1,039,062
2.50% 4/1/41	115,010	104,031
2.50% 2/1/42	373,116	335,314
2.50% 3/1/42	1,639,742	1,473,799
2.50% 9/1/42	1,818,919	1,633,584
2.50% 11/1/49	9,895,300	8,406,682
2.50% 7/1/50	2,874,851	2,437,904
2.50% 11/1/50	2,770,283	2,381,032
2.50% 12/1/50	2,984,834	2,565,343
2.50% 1/1/51	29,618	25,402
2.50% 2/1/51	1,144,212	983,084
2.50% 3/1/51	300,002	257,785
2.50% 5/1/51	5,642,187	4,815,565
2.50% 7/1/51	276,205	234,501
2.50% 8/1/51	2,148,982	1,846,157
2.50% 9/1/51	419,308	360,335
2.50% 10/1/51	2,778,524	2,383,974
2.50% 11/1/51	1,259,711	1,083,662
2.50% 12/1/51	1,862,712	1,603,388
2.50% 1/1/52	15,964,320	13,666,560
2.50% 2/1/52	816,515	701,119
2.50% 3/1/52	74,142	63,558
2.50% 4/1/52	5,891,803	5,064,665
3.00% 9/1/32	54,218	52,698
3.00% 10/1/32	57,413	55,742
3.00% 10/1/33	39,901	38,510
3.00% 12/1/33	21,455	20,614
LVIP JPMorgan Core Bond Fund–9

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
3.00% 6/1/36	45,840	$43,556
3.00% 5/1/40	48,182	44,825
3.00% 4/1/42	436,820	404,715
3.00% 5/1/42	72,254	66,947
3.00% 7/1/42	447,639	414,401
3.00% 9/1/42	827,436	766,634
3.00% 1/1/47	5,516,883	4,961,929
3.00% 8/1/48	336,151	303,756
3.00% 9/1/48	28,990	26,264
3.00% 9/1/49	295,440	265,855
3.00% 11/1/49	292,703	262,287
3.00% 1/1/50	234,391	210,644
3.00% 6/1/50	898,267	790,171
3.00% 7/1/50	278,928	251,253
3.00% 8/1/50	4,247,482	3,801,673
3.00% 12/1/50	129,574	116,236
3.00% 2/1/51	131,886	117,861
3.00% 6/1/51	414,889	371,574
3.00% 8/1/51	472,240	420,713
3.00% 10/1/51	364,973	326,135
3.00% 11/1/51	248,295	219,409
3.00% 12/1/51	144,616	128,389
3.00% 1/1/52	205,828	183,534
3.00% 2/1/52	1,249,655	1,102,046
3.00% 4/1/52	5,416,060	4,793,958
3.00% 8/1/52	1,323,650	1,178,648
•3.01% (1 yr. USD RFUCCT + 1.63%) 11/1/48	1,718,627	1,716,714
•3.42% (1 yr. USD RFUCCT + 1.62%) 2/1/50	915,766	934,130
3.50% 4/1/33	108,526	106,198
3.50% 1/1/38	671,715	645,794
3.50% 6/1/42	126,130	118,669
3.50% 2/1/47	706,064	664,073
3.50% 7/1/47	4,313,811	4,031,021
3.50% 11/1/48	1,293,212	1,212,686
3.50% 2/1/49	2,781,609	2,561,187
3.50% 7/1/50	436,747	404,307
3.50% 12/1/50	681,551	634,260
3.50% 1/1/52	129,307	119,440
3.50% 4/1/52	1,243,647	1,145,733
3.50% 5/1/52	1,427,185	1,311,370
3.50% 6/1/52	1,883,924	1,735,956
3.75% 8/1/32	1,200,000	1,154,912
4.00% 9/1/32	200,000	195,443
4.00% 6/1/42	55,736	54,138
4.00% 8/1/44	11,274	10,779
4.00% 5/1/45	7,290	7,027
4.00% 10/1/45	11,518	11,079
4.00% 11/1/45	9,439	9,077
4.00% 1/1/46	94,949	91,872
4.00% 10/1/47	505,279	482,405
4.00% 7/1/49	4,340,980	4,156,468
4.00% 9/1/49	474,676	454,620
4.00% 1/1/50	206,179	197,137
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
4.00% 7/1/50	790,704	$754,349
4.00% 4/1/52	3,755,178	3,571,954
4.00% 7/1/52	247,367	237,101
4.00% 9/1/52	5,423,490	5,139,996
4.00% 2/1/53	1,333,601	1,270,946
4.25% 11/1/34	8,400,000	8,168,431
4.50% 10/1/35	79,222	78,502
4.50% 5/1/38	313,481	312,094
4.50% 3/1/47	225,443	222,123
4.50% 5/1/47	21,395	21,095
4.50% 6/1/47	437,250	430,923
4.50% 1/1/49	317,198	311,366
4.50% 3/1/49	154,664	151,821
4.50% 8/1/49	480,934	472,687
4.50% 9/1/50	136,125	132,979
4.50% 1/1/51	453,038	441,827
4.50% 7/1/52	580,701	564,356
4.50% 8/1/52	139,218	136,188
4.50% 9/1/52	157,219	152,433
4.50% 10/1/52	2,972,765	2,882,724
4.50% 11/1/52	9,919,276	9,624,061
4.50% 12/1/52	439,576	426,469
4.50% 3/1/54	6,786,246	6,611,157
4.60% 2/1/30	599,454	602,930
5.00% 11/1/42	908,934	907,076
5.00% 10/1/48	190,711	191,137
5.00% 1/1/49	8,274	8,308
5.00% 7/1/52	2,647,798	2,630,939
5.00% 9/1/52	4,526,074	4,518,427
5.00% 11/1/52	276,230	273,428
5.00% 12/1/52	365,780	361,926
5.00% 1/1/53	1,390,288	1,381,731
5.00% 3/1/53	679,782	677,974
5.00% 4/1/53	981,491	975,342
5.00% 6/1/53	414,283	411,235
•5.19% (1 yr. USD RFUCCT + 1.62%) 11/1/47	483,828	498,343
5.50% 10/1/33	7,925	7,998
5.50% 9/1/41	529,065	546,647
5.50% 6/1/43	135,158	136,528
5.50% 7/1/43	1,346,371	1,367,915
5.50% 9/1/52	1,044,186	1,064,861
5.50% 11/1/52	211,868	215,862
5.50% 12/1/52	368,462	373,457
5.50% 1/1/53	204,217	207,286
5.50% 3/1/53	2,380,399	2,419,709
5.50% 4/1/53	906,574	916,137
5.50% 5/1/53	862,659	877,966
5.50% 6/1/53	704,275	714,859
5.50% 7/1/53	223,977	226,095
5.50% 9/1/53	2,075,294	2,105,338
5.50% 2/1/54	1,741,373	1,771,379
5.50% 2/1/55	3,684,780	3,703,349
6.00% 2/1/32	1,135	1,166
6.00% 12/1/52	1,027,309	1,051,500
LVIP JPMorgan Core Bond Fund–10

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp. (continued)
6.00% 1/1/53	520,471	$540,875
•6.08% (1 yr. CMT + 2.26%) 4/1/30	154	154
•6.14% (1 yr. USD RFUCCT + 1.82%) 1/1/37	4,743	4,866
•6.35% (1 yr. USD RFUCCT + 1.58%) 3/1/35	10,704	10,910
6.50% 6/1/29	1,489	1,541
6.50% 11/1/34	132	136
6.50% 1/1/53	259,524	269,863
6.50% 2/1/53	575,609	598,319
6.50% 3/1/53	51,847	53,826
6.50% 4/1/53	449,266	468,370
6.50% 5/1/53	868,835	910,987
•6.75% (1 yr. USD RFUCCT + 1.75%) 4/1/34	4,312	4,393
7.00% 7/1/29	12,718	12,911
7.00% 4/1/35	16,265	17,098
8.50% 7/1/28	28	28
Federal National Mortgage Association
1.27% 12/1/29	1,182,370	1,062,192
1.45% 10/1/30	1,131,952	1,006,979
•1.46% 11/1/32	8,172,562	6,875,001
1.50% 1/1/31	1,100,000	972,021
1.50% 1/1/51	500,231	387,680
1.50% 3/1/51	1,820,674	1,410,453
•1.51% 11/1/32	13,678,398	11,539,322
1.56% 1/1/31	1,300,000	1,150,583
•1.75% 3/1/32	1,638,899	1,426,179
1.76% 7/1/35	1,481,161	1,195,844
1.98% 1/1/32	1,985,000	1,753,503
2.00% 8/1/36	2,304,633	2,122,442
2.00% 8/1/40	53,019	46,705
2.00% 3/1/41	1,031,003	909,531
2.00% 5/1/41	472,686	413,597
2.00% 6/1/41	197,223	172,360
2.00% 9/1/41	866,466	755,480
2.00% 10/1/41	816,569	713,664
2.00% 11/1/41	544,319	473,371
2.00% 12/1/41	910,559	792,761
2.00% 1/1/42	2,664,275	2,326,470
2.00% 2/1/42	704,232	610,850
2.00% 3/1/42	214,387	185,802
2.00% 5/1/42	302,921	262,508
2.00% 6/1/50	2,024,072	1,650,160
2.00% 8/1/50	930,141	757,031
2.00% 9/1/50	1,521,701	1,240,540
2.00% 10/1/50	2,630,800	2,143,862
2.00% 11/1/50	1,283,002	1,053,993
2.00% 12/1/50	409,775	336,543
2.00% 1/1/51	725,864	595,821
2.00% 2/1/51	8,312,989	6,789,086
2.00% 3/1/51	4,117,573	3,374,815
2.00% 4/1/51	6,030,974	4,907,733
2.00% 5/1/51	996,562	809,146
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.00% 7/1/51	81,132	$66,076
2.00% 8/1/51	1,575,329	1,288,732
2.00% 9/1/51	3,747,910	3,039,344
2.00% 10/1/51	1,200,835	988,041
2.00% 11/1/51	361,207	295,459
2.00% 12/1/51	384,017	309,525
2.00% 1/1/52	3,070,390	2,515,846
2.00% 2/1/52	585,080	480,043
2.00% 3/1/52	1,768,504	1,447,658
2.01% 4/1/30	1,240,738	1,141,182
2.02% 8/1/30	1,049,066	956,360
•2.15% 2/1/32	1,672,663	1,489,475
2.18% 1/1/34	2,814,759	2,423,189
2.42% 10/1/29	667,440	629,749
2.50% 9/1/36	199,891	186,214
2.50% 3/1/38	605,032	563,864
2.50% 5/1/40	224,040	203,755
2.50% 11/1/40	375,166	340,071
2.50% 3/1/41	413,561	374,378
2.50% 4/1/41	1,000,165	904,753
2.50% 5/1/41	723,084	652,937
2.50% 11/1/41	199,034	179,414
2.50% 2/1/42	651,885	586,437
2.50% 3/1/42	347,565	312,278
2.50% 4/1/42	786,646	706,337
2.50% 9/1/42	232,282	209,208
2.50% 5/1/50	1,009,790	865,402
2.50% 6/1/50	246,619	211,098
2.50% 7/1/50	1,218,287	1,026,890
2.50% 8/1/50	1,907,374	1,639,541
2.50% 9/1/50	378,798	320,089
2.50% 10/1/50	1,530,587	1,311,136
2.50% 11/1/50	320,334	274,867
2.50% 12/1/50	115,749	99,412
2.50% 1/1/51	4,166,696	3,593,583
2.50% 2/1/51	541,546	463,185
2.50% 3/1/51	299,429	257,705
2.50% 4/1/51	173,852	149,705
2.50% 5/1/51	834,289	708,299
2.50% 6/1/51	4,881,281	4,191,597
2.50% 7/1/51	1,428,278	1,229,904
2.50% 8/1/51	6,711,125	5,762,892
2.50% 9/1/51	2,977,710	2,535,523
2.50% 10/1/51	4,599,880	3,930,506
2.50% 11/1/51	11,559,838	9,826,778
2.50% 12/1/51	1,411,655	1,197,364
2.50% 1/1/52	2,673,257	2,292,623
2.50% 2/1/52	8,967,414	7,612,882
2.50% 3/1/52	5,373,345	4,594,736
2.50% 4/1/52	5,611,309	4,811,181
2.50% 9/1/52	7,400,987	6,252,075
2.50% 7/1/53	598,302	507,343
2.50% 7/1/61	3,743,806	3,078,486
2.50% 9/1/61	1,757,910	1,445,500
LVIP JPMorgan Core Bond Fund–11

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
2.50% 3/1/62	823,266	$676,957
2.52% 11/1/29	989,980	938,448
2.93% 7/1/28	1,187,410	1,159,572
2.93% 10/1/29	1,035,233	995,930
2.93% 6/1/30	618,397	590,605
2.95% 7/1/27	969,890	955,877
3.00% 9/1/31	42,591	40,605
3.00% 11/1/33	597,118	579,656
3.00% 7/1/35	156,215	148,366
3.00% 2/1/36	404,473	385,004
3.00% 4/1/36	295,152	281,072
3.00% 7/1/36	650,810	618,390
3.00% 8/1/36	1,065,723	1,011,619
3.00% 10/1/36	722,710	685,385
3.00% 12/1/37	599,686	564,934
3.00% 1/1/38	757,364	714,022
3.00% 4/1/38	215,884	208,349
3.00% 6/1/38	343,334	326,411
3.00% 9/1/40	66,166	61,467
3.00% 1/1/41	105,135	99,580
3.00% 3/1/42	192,857	177,126
3.00% 5/1/42	301,523	278,143
3.00% 6/1/42	747,294	688,039
3.00% 6/1/43	73,291	66,838
3.00% 7/1/43	156,914	143,098
3.00% 10/1/43	154,826	141,169
3.00% 1/1/45	131,033	119,645
3.00% 6/1/45	32,296	29,368
3.00% 4/1/46	150,915	137,654
3.00% 8/1/46	79,103	71,550
3.00% 9/1/46	46,679	42,098
3.00% 10/1/46	538,284	486,342
3.00% 12/1/46	315,213	285,290
3.00% 1/1/47	3,832,022	3,483,960
3.00% 2/1/47	1,426,535	1,298,649
3.00% 4/1/47	1,473	1,323
3.00% 10/1/47	3,454	3,051
3.00% 12/1/47	176,007	158,529
3.00% 2/1/48	1,532,417	1,387,003
3.00% 3/1/48	1,242,853	1,118,488
3.00% 11/1/48	427,848	387,767
3.00% 12/1/49	1,345,503	1,205,548
3.00% 2/1/50	659,719	601,754
3.00% 4/1/50	1,007,266	902,779
3.00% 10/1/50	488,495	434,449
3.00% 11/1/50	1,082,950	962,364
3.00% 6/1/51	115,208	103,544
3.00% 7/1/51	579,405	516,154
3.00% 8/1/51	1,119,527	1,006,098
3.00% 10/1/51	247,595	222,452
3.00% 11/1/51	11,524,631	10,178,695
3.00% 12/1/51	1,352,399	1,203,256
3.00% 1/1/52	7,059,196	6,256,725
3.00% 2/1/52	2,002,738	1,776,025
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.00% 3/1/52	5,905,503	$5,259,363
3.00% 4/1/52	803,459	713,947
3.00% 6/1/52	2,546,657	2,263,659
3.00% 7/1/60	539,247	465,961
3.00% 3/1/61	791,719	684,070
3.00% 6/1/62	1,087,552	936,996
3.03% 4/1/30	650,000	623,578
3.08% 1/1/30	2,663,346	2,564,832
3.08% 4/1/30	421,917	405,598
3.11% 3/1/30	1,478,834	1,423,832
3.12% 11/1/26	841,999	835,999
3.16% 5/1/29	270,665	263,706
3.19% 3/1/36	763,377	722,854
3.20% 2/1/29	166,556	162,845
3.25% 5/1/29	367,526	359,054
3.48% 3/1/37	911,664	838,139
3.50% 4/1/32	640,459	627,475
3.50% 12/1/34	185,945	180,657
3.50% 1/1/35	116,406	113,060
3.50% 2/1/37	88,334	85,285
3.50% 3/1/37	62,475	60,583
3.50% 12/1/37	109,401	104,351
3.50% 8/1/39	68,822	66,310
3.50% 2/1/40	370,821	354,011
3.50% 4/1/42	124,783	118,175
3.50% 12/1/42	56,624	53,383
3.50% 3/1/43	493,313	465,432
3.50% 5/1/43	148,228	139,651
3.50% 1/1/44	168,237	158,085
3.50% 11/1/44	4,713,541	4,438,152
3.50% 2/1/46	222,938	208,927
3.50% 10/1/46	113,706	106,557
3.50% 12/1/46	659,945	622,171
3.50% 12/1/47	1,333,411	1,237,054
3.50% 1/1/48	694,509	652,169
3.50% 2/1/48	972,796	907,898
3.50% 11/1/48	5,867,390	5,500,056
3.50% 8/1/49	449,623	425,367
3.50% 3/1/50	204,251	190,627
3.50% 6/1/50	91,440	85,276
3.50% 8/1/50	2,163,263	2,009,629
3.50% 9/1/50	448,704	419,248
3.50% 11/1/51	1,617,885	1,489,518
3.50% 12/1/51	132,254	123,481
3.50% 1/1/52	553,317	514,293
3.50% 3/1/52	1,974,126	1,833,323
3.50% 4/1/52	2,209,087	2,034,180
3.50% 5/1/52	3,970,982	3,689,203
3.50% 6/1/52	1,831,084	1,693,400
3.50% 9/1/52	2,308,166	2,146,319
3.50% 3/1/60	570,549	519,099
3.50% 3/1/62	2,373,298	2,145,071
3.50% 6/1/62	822,657	741,228
3.52% 6/1/28	477,878	472,701
LVIP JPMorgan Core Bond Fund–12

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
3.52% 6/1/32	296,690	$283,133
3.54% 6/1/32	1,386,000	1,323,385
3.54% 11/1/32	1,100,000	1,044,100
3.56% 7/1/32	200,000	191,827
3.64% 8/1/28	884,817	875,290
3.67% 6/1/32	94,224	90,808
3.68% 9/1/32	936,000	900,331
3.70% 8/1/32	78,996	75,713
3.72% 8/1/32	949,862	919,163
3.73% 6/1/32	96,222	93,078
3.80% 9/1/32	1,105,031	1,068,618
3.81% 12/1/28	300,000	297,932
3.81% 10/1/32	1,245,000	1,205,736
3.81% 11/1/32	1,010,000	977,136
3.83% 7/1/32	196,170	190,549
3.84% 7/1/32	200,000	193,998
3.85% 8/1/32	200,000	193,252
3.86% 7/1/32	94,150	91,696
3.88% 7/1/32	188,971	184,496
3.89% 7/1/32	800,000	774,170
3.90% 6/1/32	100,000	97,209
3.90% 8/1/32	100,000	97,012
3.90% 2/1/33	1,200,000	1,161,913
3.96% 2/1/30	1,200,000	1,184,267
4.00% 2/1/36	325,946	319,911
4.00% 7/1/42	169,533	164,468
4.00% 9/1/42	1,925,299	1,878,786
4.00% 11/1/42	368,306	355,618
4.00% 4/1/44	858,976	828,457
4.00% 10/1/44	4,694,092	4,522,594
4.00% 12/1/44	143,995	138,805
4.00% 2/1/47	73,031	70,231
4.00% 3/1/47	1,074,703	1,033,266
4.00% 5/1/47	604,922	578,737
4.00% 6/1/47	374,562	360,507
4.00% 6/1/48	924,902	889,665
4.00% 10/1/48	1,185,093	1,137,042
4.00% 1/1/49	410,636	391,492
4.00% 7/1/49	95,528	91,545
4.00% 1/1/50	247,225	236,715
4.00% 3/1/50	350,482	333,653
4.00% 2/1/51	781,378	739,614
4.00% 8/1/51	640,199	617,959
4.00% 11/1/51	519,072	492,313
4.00% 12/1/51	386,288	366,785
4.00% 4/1/52	3,883,079	3,694,922
4.00% 5/1/52	67,269	64,155
4.00% 6/1/52	3,683,152	3,489,474
4.00% 7/1/52	889,762	843,717
4.00% 9/1/52	992,427	940,599
4.00% 7/1/56	162,219	151,845
4.00% 8/1/56	3,081,414	2,914,819
4.00% 6/1/57	620,890	587,323
4.00% 8/1/58	1,178,368	1,121,188
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.00% 8/1/59	950,097	$894,598
4.00% 12/1/61	719,123	670,168
4.00% 3/1/62	227,326	211,850
4.00% 6/1/62	257,725	244,253
4.06% 7/1/32	394,669	386,413
4.08% 2/1/34	2,231,686	2,180,111
4.11% 7/1/32	100,000	97,962
4.12% 11/1/32	1,405,000	1,383,039
4.13% 7/1/32	100,000	98,617
4.19% 7/1/32	96,636	95,693
4.22% 10/1/32	1,000,000	989,459
4.23% 10/1/32	6,285,000	6,221,343
4.27% 10/1/32	473,887	471,020
4.32% 3/1/30	1,600,000	1,608,070
4.34% 7/1/32	99,268	99,178
4.36% 2/1/33	500,000	498,566
4.37% 1/1/32	12,304,028	12,314,149
•4.41% (Enterprise 11th District COFI Replacement Index + 1.25%) 3/1/29	37	37
4.42% 6/1/32	4,692,000	4,690,468
4.42% 3/1/33	500,000	499,354
4.45% 8/1/32	5,000,000	5,002,754
4.45% 12/1/32	1,037,147	1,039,415
4.45% 1/1/35	1,861,000	1,841,966
4.47% 3/1/33	2,000,000	1,999,582
4.49% 6/1/28	700,000	704,181
4.50% 11/1/38	238,137	238,680
4.50% 7/1/40	60,659	59,135
4.50% 12/1/40	687,674	687,187
4.50% 2/1/44	631,835	625,301
4.50% 2/1/46	95,803	94,515
4.50% 6/1/48	216,791	213,982
4.50% 7/1/48	276,914	272,091
4.50% 8/1/48	454,834	447,175
4.50% 10/1/48	22,448	22,108
4.50% 11/1/48	213,737	210,138
4.50% 12/1/48	200,630	197,003
4.50% 1/1/49	306,128	300,216
4.50% 2/1/49	169,427	166,724
4.50% 4/1/49	158,286	154,411
4.50% 5/1/49	122,043	119,306
4.50% 7/1/49	296,306	289,949
4.50% 9/1/49	1,317,403	1,295,640
4.50% 1/1/50	226,473	221,520
4.50% 3/1/50	212,579	209,724
4.50% 4/1/50	1,085,099	1,066,498
4.50% 5/1/50	282,577	275,581
4.50% 9/1/51	273,227	266,829
4.50% 8/1/52	215,817	209,226
4.50% 9/1/52	592,324	576,514
4.50% 11/1/52	1,502,101	1,459,724
4.50% 12/1/52	887,083	859,630
4.50% 1/1/53	569,682	552,696
4.50% 2/1/53	1,559,443	1,509,572
LVIP JPMorgan Core Bond Fund–13

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
4.50% 3/1/53	588,955	$570,910
4.50% 4/1/53	457,268	442,644
4.50% 9/1/57	778,942	752,092
4.50% 8/1/58	737,852	712,428
4.50% 1/1/59	68,380	65,834
4.50% 6/1/62	725,728	700,486
4.53% 5/1/35	1,840,704	1,828,764
4.55% 9/1/33	2,846,863	2,868,400
4.55% 6/1/35	3,210,000	3,185,403
4.57% 6/1/30	1,442,256	1,457,672
4.58% 1/1/33	200,000	202,111
4.67% 11/1/34	2,955,000	2,973,999
4.68% 11/1/31	1,050,000	1,063,350
4.69% 1/1/33	295,714	300,524
4.74% 6/1/30	400,000	404,776
4.74% 2/1/33	1,070,000	1,084,649
4.79% 5/1/35	4,770,000	4,831,049
4.82% 9/1/35	10,209,000	10,359,057
4.83% 9/1/28	1,100,000	1,115,852
4.86% 4/1/35	2,975,447	3,014,535
4.88% 9/1/28	500,000	507,778
4.88% 6/1/35	2,502,000	2,542,382
4.89% 4/1/34	2,868,600	2,919,842
4.96% 10/1/35	2,100,000	2,139,926
5.00% 9/1/35	5,685	5,736
5.00% 7/1/47	1,327,646	1,341,713
5.00% 9/1/48	491,660	490,431
5.00% 10/1/48	146,114	145,060
5.00% 1/1/49	226,312	227,609
5.00% 2/1/49	73,643	73,011
5.00% 4/1/49	126,824	128,298
5.00% 6/1/49	63,979	64,257
5.00% 9/1/49	657,072	660,160
5.00% 12/1/49	653,367	657,491
5.00% 1/1/51	1,335,880	1,339,462
5.00% 6/1/52	341,975	341,598
5.00% 7/1/52	318,060	316,522
5.00% 8/1/52	133,093	132,297
5.00% 12/1/52	75,509	74,667
5.00% 1/1/53	380,085	375,697
5.00% 2/1/53	361,002	357,842
5.00% 3/1/53	621,642	619,489
5.00% 4/1/53	683,828	681,458
5.00% 5/1/53	386,689	385,350
5.00% 6/1/53	1,567,473	1,550,954
5.00% 8/1/53	3,834,855	3,814,177
5.00% 9/1/53	784,220	776,145
5.00% 12/1/61	653,472	647,771
5.21% 12/1/33	3,070,904	3,186,621
5.34% 9/1/28	199,265	204,428
5.50% 9/1/33	7,573	7,586
5.50% 5/1/34	116,740	119,034
5.50% 9/1/36	153,273	156,041
5.50% 1/1/38	467,325	475,661
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
5.50% 2/1/38	1,678	$1,717
5.50% 3/1/38	1,106	1,137
5.50% 4/1/38	1,108	1,111
5.50% 6/1/38	356	366
5.50% 10/1/38	977,021	996,718
5.50% 1/1/39	182,835	186,441
5.50% 3/1/40	316,378	322,774
5.50% 3/1/41	161,543	164,523
5.50% 6/1/41	106,836	109,948
5.50% 7/1/41	356,992	367,890
5.50% 5/1/44	1,380,973	1,425,747
5.50% 8/1/52	908,568	927,601
5.50% 11/1/52	680,846	693,926
5.50% 2/1/53	196,565	199,403
5.50% 4/1/53	562,284	570,734
5.50% 5/1/53	986,904	999,257
5.50% 7/1/53	766,336	772,348
5.50% 9/1/53	5,107,568	5,158,814
5.50% 2/1/55	1,828,616	1,838,027
5.50% 1/1/58	940,741	974,868
•5.87% (6 mo. USD RFUCCT + 1.52%) 1/1/35	16,743	17,366
•5.91% (1 yr. USD RFUCCT + 1.61%) 1/1/34	4,088	4,165
6.00% 1/1/29	194	198
6.00% 3/1/32	3,159	3,220
6.00% 3/1/33	296	301
6.00% 10/1/39	204,734	213,721
6.00% 7/1/41	490,047	513,560
6.00% 1/1/42	1,065,395	1,116,537
6.00% 1/1/53	260,407	266,799
6.00% 3/1/53	138,322	141,738
6.00% 5/1/53	1,516,433	1,557,255
6.00% 6/1/53	66,289	67,989
6.00% 7/1/53	2,442,107	2,526,008
6.00% 9/1/53	1,193,872	1,219,991
6.00% 12/1/54	1,010,515	1,030,086
6.00% 3/1/55	1,123,545	1,145,305
•6.05% (1 yr. CMT + 2.28%) 4/1/33	5,546	5,681
•6.14% (1 yr. CMT + 2.12%) 8/1/34	7,737	7,909
•6.15% (1 yr. CMT + 2.15%) 7/1/33	4,267	4,360
6.50% 4/1/32	8,560	8,906
6.50% 10/1/35	42,081	42,788
6.50% 11/1/36	15,068	15,896
6.50% 10/1/38	54,656	56,505
6.50% 11/1/52	249,521	262,450
6.50% 1/1/53	1,095,381	1,145,149
6.50% 2/1/53	314,239	326,137
6.50% 9/1/53	472,207	492,286
•6.59% (1 yr. USD RFUCCT + 1.60%) 5/1/35	11,670	11,946
LVIP JPMorgan Core Bond Fund–14

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association (continued)
•6.59% (1 yr. USD RFUCCT + 1.74%) 10/1/34	5,849	$5,958
7.00% 6/1/35	148,265	156,033
8.00% 3/1/27	344	346
8.00% 11/1/28	3,265	3,326
Government National Mortgage Association
2.00% 12/20/50	1,027,497	843,391
2.00% 2/20/51	1,056,984	873,672
2.00% 3/20/51	1,117,216	915,130
2.50% 10/20/49	557,324	482,567
2.50% 12/20/50	778,378	663,906
2.50% 1/20/51	247,393	213,208
2.50% 2/20/51	4,041,568	3,480,297
2.50% 5/20/51	234,522	201,321
2.50% 6/20/51	338,641	291,538
2.50% 7/20/51	581,272	503,162
2.50% 8/20/51	7,542,063	6,492,596
2.50% 10/20/51	3,755,618	3,233,199
2.50% 11/20/51	474,393	408,402
2.50% 12/20/51	1,820,886	1,564,616
2.50% 8/20/52	68,770	59,466
2.50% 9/20/52	280,259	241,649
2.50% 2/20/53	654,374	564,769
2.50% 9/20/53	13,345,963	11,501,962
2.50% 10/20/53	3,895,527	3,359,756
3.00% 9/15/42	274,854	251,508
3.00% 10/15/42	21,763	19,874
3.00% 8/15/45	221,725	200,036
3.00% 1/20/46	35,981	32,635
3.00% 8/20/46	272,244	246,800
3.00% 11/20/46	141,159	127,959
3.00% 2/20/47	48,698	43,984
3.00% 4/20/47	32,051	29,035
3.00% 9/20/47	185,651	167,795
3.00% 1/20/50	567,467	502,035
3.00% 3/15/50	128,386	114,609
3.00% 3/20/50	489,281	431,929
3.00% 7/20/50	890,081	795,089
3.00% 8/20/50	289,629	254,969
3.00% 2/20/51	5,555,201	4,967,789
3.00% 5/20/51	52,317	46,740
3.00% 7/20/51	459,109	410,375
3.00% 9/20/51	3,775,726	3,373,617
3.00% 10/20/51	441,166	394,334
3.00% 11/20/51	665,335	588,678
3.00% 12/20/51	1,711,199	1,529,185
3.00% 1/20/52	694,202	619,371
3.00% 2/20/52	1,977,851	1,755,256
3.00% 3/20/52	7,345,938	6,537,486
3.00% 4/20/52	1,396,845	1,242,149
3.00% 11/20/52	514,724	460,588
3.00% 12/20/52	773,128	691,897
3.00% 1/20/53	359,184	321,427
3.00% 4/20/53	143,005	128,764
3.50% 3/20/45	7,634	7,186
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
3.50% 4/20/45	135,349	$127,508
3.50% 11/20/45	152,677	143,050
3.50% 1/20/46	91,068	85,723
3.50% 3/20/46	432,774	405,577
3.50% 4/20/46	291,311	274,212
3.50% 5/20/46	118,997	111,448
3.50% 6/20/46	200,704	187,970
3.50% 7/20/46	123,168	115,164
3.50% 9/20/46	36,732	34,565
3.50% 9/20/47	1,541,204	1,446,410
3.50% 10/20/47	289,299	267,841
3.50% 9/20/48	4,238,745	3,970,353
3.50% 10/20/48	89,348	83,664
3.50% 11/20/48	876,023	820,245
3.50% 10/20/49	59,240	54,370
3.50% 2/20/50	98,958	90,825
3.50% 4/20/50	755,783	691,359
3.50% 5/15/50	177,757	163,668
3.50% 2/20/52	572,638	524,309
3.50% 3/20/52	330,102	298,064
3.50% 6/20/52	218,352	197,698
3.50% 2/20/53	75,938	70,488
3.75% 12/20/32	41,582	40,858
3.75% 4/20/48	1,313,766	1,227,586
4.00% 10/20/44	19,436	18,664
4.00% 8/20/46	365,445	349,886
4.00% 2/20/47	101,713	97,154
4.00% 6/20/47	924,932	884,300
4.00% 9/20/47	564,416	539,316
4.00% 11/20/47	292,070	278,975
4.00% 12/20/47	118,693	113,350
4.00% 2/20/48	357,680	336,691
4.00% 3/20/48	1,244,347	1,187,873
4.00% 4/20/48	87,773	83,758
4.00% 5/20/48	129,542	123,873
4.00% 8/20/48	349,164	332,696
4.00% 9/20/48	103,582	98,771
4.00% 2/20/49	669,819	637,203
4.00% 3/20/49	206,235	196,065
4.00% 4/20/49	171,445	162,938
4.00% 10/20/49	63,760	60,320
4.00% 11/20/49	439,949	416,214
4.00% 1/20/50	52,137	48,360
4.00% 2/20/50	349,556	331,993
4.00% 3/15/50	25,081	23,693
4.00% 3/20/50	445,201	418,530
4.00% 4/20/50	654,533	614,187
4.00% 2/20/52	857,300	803,731
4.00% 5/20/52	1,022,454	966,894
4.00% 6/20/52	1,031,796	973,672
4.00% 8/20/52	1,765,005	1,668,205
4.00% 4/20/53	159,837	151,078
4.50% 8/20/47	152,112	150,070
4.50% 4/20/48	275,014	270,952
LVIP JPMorgan Core Bond Fund–15

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
4.50% 5/20/48	14,540	$14,280
4.50% 6/20/48	332,174	326,833
4.50% 7/20/48	7,037	6,935
4.50% 8/20/48	1,210,238	1,191,211
4.50% 10/20/48	239,063	235,299
4.50% 12/20/48	426,449	419,602
4.50% 1/20/49	481,633	474,200
4.50% 2/20/49	432,264	424,927
4.50% 3/20/49	886,261	871,490
4.50% 9/20/49	482,829	480,164
4.50% 2/20/50	827,062	812,106
4.50% 3/20/50	92,726	91,125
4.50% 5/20/50	1,004,773	986,378
4.50% 11/20/50	480,667	473,104
4.50% 12/20/50	125,142	122,891
4.50% 5/20/52	1,826,745	1,781,867
4.50% 8/20/52	833,820	808,764
4.50% 9/20/52	1,956,538	1,905,781
5.00% 5/20/48	99,285	100,230
5.00% 6/20/48	64,578	64,954
5.00% 9/20/48	123,413	124,537
5.00% 10/20/48	471,611	476,805
5.00% 11/20/48	199,964	201,745
5.00% 12/20/48	293,873	296,190
5.00% 1/20/49	340,106	342,926
5.00% 4/20/49	200,757	202,834
5.00% 9/20/49	200,619	202,529
5.00% 11/20/49	126,451	127,655
5.00% 1/20/50	174,903	176,564
5.00% 12/20/51	46,547	46,683
5.00% 9/20/52	892,846	889,820
5.00% 10/20/52	787,858	783,963
5.00% 11/20/52	1,103,356	1,100,608
5.00% 12/20/52	146,575	145,798
5.00% 1/20/53	2,388,848	2,382,978
5.00% 3/20/53	74,428	73,986
5.00% 5/20/53	375,600	375,011
5.00% 10/20/54	1,073,881	1,068,243
5.00% 6/20/63	590,263	586,913
•5.17% (1 yr. CMT + 1.65%) 4/20/72	1,260,202	1,317,412
•5.18% (1 yr. CMT + 1.67%) 4/20/72	1,174,269	1,228,193
•5.21% (1 yr. CMT + 1.70%) 2/20/72	1,215,159	1,269,168
•5.21% (1 yr. CMT + 1.71%) 3/20/72	1,034,502	1,082,366
•5.29% (1 yr. CMT + 1.81%) 8/20/71	1,220,220	1,276,283
•5.33% (1 yr. CMT + 1.82%) 7/20/72	950,682	1,004,610
5.50% 6/15/38	430,727	455,268
5.50% 7/15/38	356,579	375,227
5.50% 9/15/38	606,792	641,988
5.50% 10/15/42	655,262	681,211
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association (continued)
5.50% 11/20/52	1,173,351	$1,191,913
5.50% 2/20/53	411,907	415,821
5.50% 4/20/53	639,285	637,166
5.50% 5/20/53	1,371,858	1,392,006
5.50% 6/20/53	708,213	718,401
5.50% 7/20/53	1,906,644	1,934,071
5.50% 2/20/54	1,033,432	1,048,298
5.50% 11/20/54	1,128,956	1,158,976
6.00% 5/15/37	22,066	22,786
6.00% 10/15/38	2,990	3,104
6.00% 4/20/53	702,551	722,034
6.00% 5/20/53	1,339,863	1,382,713
6.00% 6/20/53	878,860	902,700
6.00% 6/20/63	517,195	527,779
6.50% 3/15/28	95	95
6.50% 12/15/38	8,691	9,346
7.00% 11/15/27	112	113
7.00% 6/15/28	270	271
7.00% 6/15/33	1,681	1,758
7.50% 12/20/26	26	26
7.50% 9/15/28	313	319
8.00% 11/20/26	154	155
8.00% 1/20/27	50	50
8.00% 10/15/27	273	275
Total Agency Mortgage-Backed Securities (Cost $767,186,871)		782,720,111
AGENCY OBLIGATIONS–0.02%
^Federal National Mortgage Association Principal STRIPS 0.00% 3/23/28	630,000	579,619
Tennessee Valley Authority
4.25% 9/15/65	101,000	83,079
4.63% 9/15/60	93,000	81,902
5.88% 4/1/36	140,000	155,201
Total Agency Obligations (Cost $928,950)		899,801
CORPORATE BONDS–24.53%
Aerospace & Defense–0.60%
BAE Systems PLC
1.90% 2/15/31	200,000	176,255
5.80% 10/11/41	51,000	52,951
Boeing Co.
2.70% 2/1/27	810,000	798,647
2.80% 3/1/27	240,000	236,273
3.20% 3/1/29	830,000	800,531
3.25% 3/1/28	224,000	219,164
3.75% 2/1/50	320,000	226,996
5.93% 5/1/60	560,000	537,537
6.30% 5/1/29	1,190,000	1,249,304
6.39% 5/1/31	675,000	719,780
6.53% 5/1/34	1,110,000	1,209,170
6.86% 5/1/54	2,139,000	2,354,130
LVIP JPMorgan Core Bond Fund–16

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Aerospace & Defense (continued)
General Dynamics Corp. 4.25% 4/1/40	50,000	$44,898
Honeywell Aerospace, Inc. 4.95% 3/16/36	2,955,000	2,931,960
L3Harris Technologies, Inc.
4.85% 4/27/35	440,000	431,607
5.25% 6/1/31	1,080,000	1,105,083
5.40% 7/31/33	297,000	304,720
Lockheed Martin Corp.
4.15% 6/15/53	1,580,000	1,247,301
4.50% 5/15/36	640,000	621,635
Northrop Grumman Corp.
4.75% 6/1/43	179,000	161,619
5.15% 5/1/40	140,000	136,461
5.20% 6/1/54	729,000	671,708
5.25% 5/1/50	3,390,000	3,144,030
RTX Corp.
2.25% 7/1/30	570,000	521,122
3.13% 7/1/50	1,520,000	999,509
3.75% 11/1/46	80,000	60,846
4.13% 11/16/28	980,000	975,886
4.15% 5/15/45	138,000	112,808
4.35% 4/15/47	90,000	74,520
5.15% 2/27/33	221,000	225,387
		22,351,838
Agriculture–0.24%
Altria Group, Inc.
2.45% 2/4/32	1,730,000	1,518,059
3.40% 2/4/41	610,000	460,440
BAT Capital Corp.
3.56% 8/15/27	600,000	593,416
4.39% 8/15/37	250,000	227,134
4.54% 8/15/47	754,000	612,197
Bunge Ltd. Finance Corp.
2.75% 5/14/31	400,000	364,220
3.20% 4/21/31	400,000	373,078
4.20% 9/17/29	1,081,000	1,070,773
4.65% 9/17/34	1,228,000	1,188,885
5.15% 8/4/35	1,675,000	1,667,823
Philip Morris International, Inc. 2.10% 5/1/30	810,000	737,162
Reynolds American, Inc. 5.85% 8/15/45	150,000	145,272
		8,958,459
Airlines–0.32%
♦Air Canada Pass-Through Trust
3.30% 7/15/31	160,160	153,151
3.55% 7/15/31	113,960	108,322
3.60% 9/15/28	50,188	49,492
♦American Airlines Pass-Through Trust
3.00% 4/15/30	72,857	70,598
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
♦American Airlines Pass-Through Trust (continued)
3.38% 11/1/28	758,537	$748,944
3.70% 4/1/28	21,957	21,879
3.95% 1/11/32	3,425,000	3,266,233
4.00% 3/22/29	2,104,863	2,064,448
♦British Airways Pass-Through Trust
3.30% 6/15/34	105,266	99,558
3.80% 3/20/33	38,899	37,959
4.13% 3/20/33	52,619	50,851
♦Delta Air Lines Pass-Through Trust 3.63% 1/30/29	216,753	214,110
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75% 10/20/28	1,448,333	1,446,241
♦United Airlines Pass-Through Trust
2.70% 11/1/33	162,363	149,233
2.88% 4/7/30	60,221	58,090
3.10% 4/7/30	192,708	184,534
3.70% 9/1/31	251,465	241,594
4.00% 10/11/27	32,168	32,139
4.15% 2/25/33	171,174	167,431
5.45% 8/15/38	2,616,251	2,665,826
		11,830,633
Auto Manufacturers–0.06%
General Motors Financial Co., Inc. 5.63% 4/4/32	263,000	269,109
Hyundai Capital America
1.50% 6/15/26	45,000	44,728
1.80% 1/10/28	215,000	204,757
2.38% 10/15/27	130,000	125,809
3.00% 2/10/27	200,000	197,401
5.65% 6/26/26	1,280,000	1,283,455
		2,125,259
Banks–9.77%
μABN AMRO Bank NV
2.47% 12/13/29	900,000	851,871
5.52% 12/3/35	2,200,000	2,230,121
μAIB Group PLC
5.32% 5/15/31	725,000	738,036
5.87% 3/28/35	2,340,000	2,418,065
6.61% 9/13/29	1,490,000	1,559,420
Banco Bilbao Vizcaya Argentaria SA 5.13% 3/3/36	2,400,000	2,334,510
Banco Nacional de Panama 2.50% 8/11/30	300,000	265,949
Banco Santander SA
μ1.72% 9/14/27	200,000	197,448
μ4.18% 3/24/28	200,000	199,119
4.55% 11/6/30	2,600,000	2,562,756
5.13% 11/6/35	1,600,000	1,559,808
LVIP JPMorgan Core Bond Fund–17

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Banco Santander SA (continued)
5.59% 8/8/28	400,000	$409,729
6.61% 11/7/28	600,000	630,605
Bank of America Corp.
μ1.73% 7/22/27	235,000	233,037
μ1.90% 7/23/31	1,450,000	1,291,433
μ2.57% 10/20/32	2,450,000	2,179,812
μ2.59% 4/29/31	1,083,000	1,000,514
μ2.68% 6/19/41	4,243,000	3,040,752
μ2.97% 2/4/33	3,510,000	3,177,298
μ3.97% 2/7/30	890,000	877,755
μ4.08% 3/20/51	3,690,000	2,854,245
μ4.33% 3/15/50	720,000	583,746
5.00% 1/21/44	1,660,000	1,544,403
μ5.02% 7/22/33	1,800,000	1,810,633
μ5.16% 1/24/31	813,000	828,489
μ5.51% 1/24/36	710,000	724,044
μ5.52% 10/25/35	2,189,000	2,188,950
μ5.82% 9/15/29	825,000	851,061
μ5.87% 9/15/34	420,000	439,808
μ6.20% 11/10/28	1,943,000	1,996,031
μBank of Ireland Group PLC
2.03% 9/30/27	206,000	203,349
5.60% 3/20/30	3,300,000	3,384,252
μBank of Montreal 4.44% 1/14/32	2,490,000	2,451,621
μBank of New York Mellon Corp.
4.94% 2/11/31	633,000	641,351
6.47% 10/25/34	980,000	1,071,161
Bank of Nova Scotia
μ4.81% 2/2/34	2,290,000	2,257,484
4.85% 2/1/30	111,000	112,272
Banque Federative du Credit Mutuel SA
1.60% 10/4/26	245,000	241,660
4.54% 1/15/31	1,635,000	1,612,383
5.54% 1/22/30	1,715,000	1,762,917
μBarclays PLC
2.89% 11/24/32	200,000	178,694
4.94% 9/10/30	1,262,000	1,268,503
4.97% 5/16/29	1,450,000	1,458,821
5.21% 2/24/37	1,125,000	1,088,759
5.79% 2/25/36	885,000	894,849
6.22% 5/9/34	853,000	894,543
6.50% 9/13/27	750,000	756,040
BNP Paribas SA
μ3.13% 1/20/33	320,000	287,667
4.40% 8/14/28	1,360,000	1,354,240
μ5.20% 1/10/30	960,000	973,274
μ5.28% 11/19/30	2,945,000	2,989,838
μ5.50% 5/20/30	635,000	650,251
μ5.79% 1/13/33	4,655,000	4,808,718
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBPCE SA
2.28% 1/20/32	250,000	$220,383
5.39% 5/28/31	2,820,000	2,857,991
5.94% 5/30/35	1,942,000	1,986,350
6.03% 5/28/36	3,385,000	3,460,917
6.29% 1/14/36	6,165,000	6,452,528
6.71% 10/19/29	1,500,000	1,569,100
7.00% 10/19/34	975,000	1,065,560
μCaixaBank SA
5.58% 7/3/36	6,516,000	6,553,072
5.67% 3/15/30	427,000	438,708
6.04% 6/15/35	2,135,000	2,223,599
6.84% 9/13/34	1,064,000	1,158,792
Citibank NA 5.49% 12/4/26	1,071,000	1,079,411
Citigroup, Inc.
μ2.56% 5/1/32	625,000	559,090
μ2.57% 6/3/31	3,210,000	2,942,543
μ2.90% 11/3/42	75,000	53,545
μ3.06% 1/25/33	221,000	199,859
μ3.52% 10/27/28	75,000	73,884
μ3.67% 7/24/28	605,000	598,557
μ3.79% 3/17/33	1,250,000	1,172,568
μ4.08% 4/23/29	74,000	73,456
μ4.50% 9/11/31	395,000	390,510
μ4.54% 9/19/30	1,664,000	1,658,227
4.65% 7/23/48	1,540,000	1,303,417
μ4.66% 5/24/28	300,000	300,565
μ4.91% 5/24/33	1,990,000	1,980,991
μ5.17% 9/11/36	1,060,000	1,050,770
μ5.33% 3/27/36	1,600,000	1,604,874
μ5.61% 3/4/56	503,000	483,094
8.13% 7/15/39	50,000	62,274
μCooperatieve Rabobank UA
3.65% 4/6/28	600,000	594,559
3.76% 4/6/33	500,000	468,257
4.99% 5/27/31	1,955,000	1,973,834
μCredit Agricole SA
4.82% 9/25/33	585,000	573,064
5.22% 5/27/31	919,000	930,163
5.23% 1/9/29	824,000	833,017
5.26% 1/12/37	2,465,000	2,411,408
5.86% 1/9/36	5,900,000	6,077,572
μDanske Bank AS
4.42% 9/12/31	1,355,000	1,330,340
4.61% 10/2/30	1,054,000	1,050,887
5.02% 3/4/31	1,425,000	1,434,229
5.71% 3/1/30	970,000	997,656
Deutsche Bank AG
μ2.55% 1/7/28	350,000	344,555
μ3.55% 9/18/31	730,000	686,290
μ4.47% 12/10/31	720,000	707,928
μ4.95% 8/4/31	1,100,000	1,095,857
μ5.00% 9/11/30	520,000	522,449
μ5.30% 5/9/31	4,127,000	4,169,594
LVIP JPMorgan Core Bond Fund–18

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Deutsche Bank AG (continued)
μ5.37% 1/10/29	4,145,000	$4,192,735
5.41% 5/10/29	985,000	1,011,779
μ6.72% 1/18/29	786,000	814,332
μ6.82% 11/20/29	2,159,000	2,266,881
μ7.15% 7/13/27	478,000	481,224
μDNB Bank ASA
1.61% 3/30/28	325,000	315,821
4.38% 11/4/31	935,000	921,605
μFifth Third Bancorp 5.14% 1/29/37	1,750,000	1,704,715
Goldman Sachs Group, Inc.
μ1.95% 10/21/27	195,000	192,339
μ2.38% 7/21/32	95,000	83,864
2.60% 2/7/30	400,000	372,089
μ2.64% 2/24/28	301,000	296,150
μ2.65% 10/21/32	1,120,000	994,314
μ2.91% 7/21/42	580,000	408,529
μ3.10% 2/24/33	1,511,000	1,364,658
μ3.21% 4/22/42	250,000	185,370
μ3.62% 3/15/28	270,000	267,848
μ3.81% 4/23/29	45,000	44,391
μ4.02% 10/31/38	400,000	349,181
μ4.22% 5/1/29	1,780,000	1,769,956
μ4.41% 4/23/39	215,000	192,549
4.75% 10/21/45	810,000	701,567
μ4.94% 10/21/36	680,000	658,523
μ5.02% 10/23/35	887,000	870,594
μ5.07% 1/21/37	1,460,000	1,427,401
μ5.22% 4/23/31	1,398,000	1,421,577
μ5.33% 7/23/35	1,345,000	1,349,555
μ5.54% 1/28/36	3,000,000	3,049,458
μ5.56% 11/19/45	738,000	709,981
μ5.73% 1/28/56	850,000	829,881
μ5.85% 4/25/35	2,780,000	2,884,731
6.25% 2/1/41	1,260,000	1,326,286
μ6.48% 10/24/29	2,096,000	2,192,719
μHSBC Holdings PLC
2.21% 8/17/29	200,000	189,319
2.36% 8/18/31	300,000	270,598
2.87% 11/22/32	1,985,000	1,776,097
3.97% 5/22/30	1,740,000	1,703,599
4.62% 11/6/31	1,095,000	1,079,792
4.68% 3/10/32	1,990,000	1,963,628
5.13% 3/3/31	845,000	854,549
5.13% 11/6/36	1,450,000	1,418,324
5.24% 5/13/31	2,010,000	2,038,311
5.28% 3/10/37	2,840,000	2,788,989
5.29% 11/19/30	2,090,000	2,127,935
6.33% 3/9/44	200,000	210,801
μHuntington Bancshares, Inc.
5.27% 1/15/31	780,000	791,821
6.21% 8/21/29	712,000	738,642
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
ING Groep NV
3.95% 3/29/27	200,000	$199,402
μ4.80% 3/23/32	1,740,000	1,729,582
μ5.42% 3/23/37	1,190,000	1,186,526
μKBC Group NV
4.45% 9/23/31	4,800,000	4,724,933
4.93% 10/16/30	670,000	674,359
6.32% 9/21/34	520,000	556,339
μKeyCorp
4.79% 6/1/33	55,000	53,746
5.12% 4/4/31	1,465,000	1,479,452
5.31% 1/28/37	895,000	876,523
μLloyds Banking Group PLC
1.63% 5/11/27	245,000	244,143
4.94% 11/4/36	2,720,000	2,625,332
5.46% 1/5/28	1,180,000	1,188,705
5.72% 6/5/30	420,000	433,716
μM&T Bank Corp. 5.18% 7/8/31	2,565,000	2,591,880
μMitsubishi UFJ Financial Group, Inc.
1.54% 7/20/27	220,000	218,003
4.08% 4/19/28	590,000	587,765
5.06% 1/14/37	2,130,000	2,092,571
5.16% 4/24/31	200,000	202,846
5.19% 9/12/36	2,380,000	2,362,818
μMizuho Financial Group, Inc.
1.23% 5/22/27	255,000	253,797
2.87% 9/13/30	220,000	207,428
4.71% 7/8/31	1,965,000	1,961,753
5.32% 7/8/36	4,255,000	4,273,833
5.74% 5/27/31	400,000	414,565
Morgan Stanley
μ1.79% 2/13/32	280,000	242,463
μ2.48% 1/21/28	39,000	38,389
μ2.70% 1/22/31	1,740,000	1,615,631
μ3.22% 4/22/42	265,000	199,783
μ3.62% 4/1/31	3,530,000	3,384,937
4.30% 1/27/45	85,000	70,285
μ4.36% 10/22/31	1,395,000	1,367,085
μ4.43% 1/23/30	209,000	208,059
μ4.71% 3/12/32	2,675,000	2,656,989
μ4.89% 10/22/36	1,175,000	1,135,878
μ5.04% 7/19/30	870,000	880,064
μ5.07% 1/30/37	2,075,000	2,032,918
μ5.17% 1/16/30	100,000	101,406
μ5.19% 4/17/31	132,000	133,966
μ5.32% 7/19/35	1,180,000	1,184,093
μ5.42% 7/21/34	120,000	121,759
μ5.59% 1/18/36	1,955,000	1,993,171
μ5.66% 4/17/36	477,000	488,573
μ5.83% 4/19/35	1,271,000	1,319,537
μ5.90% 3/13/47	3,705,000	3,687,809
μ6.30% 10/18/28	1,061,000	1,088,767
μ6.41% 11/1/29	669,000	698,233
LVIP JPMorgan Core Bond Fund–19

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μMorgan Stanley Private Bank NA 4.73% 7/18/31	393,000	$391,783
NatWest Group PLC
4.80% 4/5/26	283,000	282,988
μ4.89% 5/18/29	1,660,000	1,671,601
μ4.96% 8/15/30	1,000,000	1,008,887
μ5.08% 1/27/30	215,000	217,369
μ5.78% 3/1/35	7,450,000	7,701,318
μ5.81% 9/13/29	440,000	452,718
NatWest Markets PLC 5.41% 5/17/29	345,000	354,188
μPNC Financial Services Group, Inc.
4.81% 10/21/32	1,030,000	1,026,574
5.07% 1/24/34	361,000	360,924
5.37% 7/21/36	2,483,000	2,493,839
5.58% 1/29/36	430,000	438,989
5.68% 1/22/35	459,000	472,177
6.88% 10/20/34	671,000	741,301
Royal Bank of Canada 3.88% 5/4/32	1,930,000	1,852,426
μSantander Holdings USA, Inc. 6.17% 1/9/30	1,460,000	1,508,532
μSantander U.K. Group Holdings PLC
1.67% 6/14/27	220,000	218,648
4.86% 9/11/30	2,415,000	2,420,252
5.69% 4/15/31	3,015,000	3,100,883
6.53% 1/10/29	470,000	484,949
Skandinaviska Enskilda Banken AB
4.50% 9/3/30	1,660,000	1,649,946
5.38% 3/5/29	1,630,000	1,670,368
Societe Generale SA
μ1.79% 6/9/27	215,000	213,865
μ2.89% 6/9/32	500,000	448,464
μ3.34% 1/21/33	3,970,000	3,583,522
5.25% 2/19/27	1,208,000	1,215,504
μ5.40% 4/10/37	4,050,000	3,918,080
μ5.44% 10/3/36	1,000,000	978,391
μ5.51% 5/22/31	3,283,000	3,351,501
μ6.10% 4/13/33	4,045,000	4,202,447
μStandard Chartered PLC
5.01% 10/15/30	478,000	481,999
5.24% 1/13/37	680,000	658,846
5.69% 5/14/28	693,000	701,196
State Street Corp.
μ4.78% 10/23/36	925,000	899,045
μ4.82% 1/26/34	200,000	198,908
4.83% 4/24/30	370,000	375,821
4.99% 3/18/27	682,000	686,667
Sumitomo Mitsui Financial Group, Inc.
3.01% 10/19/26	25,000	24,865
3.04% 7/16/29	345,000	328,161
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
μ4.95% 7/8/33	1,500,000	$1,494,280
5.24% 4/15/30	400,000	408,391
μ5.57% 1/15/47	2,370,000	2,293,453
5.71% 1/13/30	370,000	383,403
5.72% 9/14/28	310,000	318,711
Toronto-Dominion Bank
4.46% 6/8/32	1,180,000	1,160,142
5.16% 1/10/28	240,000	243,050
5.30% 1/30/32	1,280,000	1,314,713
μTruist Bank 4.63% 9/17/29	1,905,000	1,888,649
μTruist Financial Corp.
4.96% 10/23/36	2,405,000	2,329,496
5.07% 5/20/31	1,440,000	1,455,698
5.71% 1/24/35	800,000	825,235
6.05% 6/8/27	2,000,000	2,005,038
7.16% 10/30/29	1,080,000	1,147,860
μU.S. Bancorp
2.22% 1/27/28	130,000	127,732
4.65% 2/1/29	1,407,000	1,413,436
5.05% 2/12/31	634,000	643,236
5.38% 1/23/30	217,000	222,230
5.68% 1/23/35	2,568,000	2,652,383
5.78% 6/12/29	840,000	864,007
5.84% 6/12/34	330,000	344,431
6.79% 10/26/27	325,000	329,327
μU.S. Bank NA 4.73% 5/15/28	592,000	594,152
UBS AG 4.50% 6/26/48	200,000	166,935
μUBS Group AG
2.75% 2/11/33	440,000	389,123
3.09% 5/14/32	1,837,000	1,684,669
3.87% 1/12/29	250,000	247,121
4.19% 4/1/31	1,280,000	1,252,369
4.40% 9/23/31	475,000	466,325
4.75% 5/12/28	1,320,000	1,323,659
4.84% 11/6/33	2,730,000	2,685,203
5.01% 3/23/37	2,010,000	1,943,789
5.20% 8/10/37	1,245,000	1,216,046
5.58% 5/9/36	642,000	651,141
6.30% 9/22/34	539,000	572,981
μUniCredit SpA 1.98% 6/3/27	200,000	199,076
Wells Fargo & Co.
μ2.39% 6/2/28	750,000	732,042
μ2.88% 10/30/30	1,390,000	1,311,436
3.00% 10/23/26	1,060,000	1,052,715
μ3.35% 3/2/33	1,070,000	982,459
4.15% 1/24/29	1,290,000	1,282,750
μ4.48% 4/4/31	1,230,000	1,219,374
μ4.90% 7/25/33	269,000	267,624
μ5.01% 4/4/51	7,300,000	6,431,249
μ5.15% 4/23/31	671,000	682,465
μ5.21% 12/3/35	1,320,000	1,314,162
μ5.24% 1/24/31	489,000	498,477
μ5.39% 4/24/34	325,000	329,867
LVIP JPMorgan Core Bond Fund–20

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Wells Fargo & Co. (continued)
μ5.50% 1/23/35	4,860,000	$4,947,230
μ5.56% 7/25/34	310,000	317,708
μ5.57% 7/25/29	276,000	282,340
μ5.61% 4/23/36	913,000	934,298
Westpac New Zealand Ltd. 4.90% 2/15/28	560,000	565,804
		365,290,641
Beverages–0.11%
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/49	1,610,000	1,563,586
Coca-Cola Femsa SAB de CV 1.85% 9/1/32	215,000	179,366
Constellation Brands, Inc.
2.25% 8/1/31	100,000	88,206
2.88% 5/1/30	420,000	393,011
4.35% 5/9/27	490,000	489,362
4.50% 5/9/47	65,000	52,962
4.75% 5/9/32	20,000	19,849
5.25% 11/15/48	25,000	22,469
Maple Parent Holdings Corp.
5.05% 3/26/31	785,000	781,681
5.70% 3/26/36	607,000	603,108
		4,193,600
Biotechnology–0.22%
Amgen, Inc.
1.65% 8/15/28	120,000	113,147
3.15% 2/21/40	428,000	332,886
4.66% 6/15/51	300,000	251,690
4.85% 2/19/36	2,835,000	2,785,475
5.60% 3/2/43	390,000	384,398
5.65% 3/2/53	1,275,000	1,234,891
Baxalta, Inc. 5.25% 6/23/45	3,000	2,792
Biogen, Inc. 5.75% 5/15/35	1,100,000	1,137,564
Gilead Sciences, Inc. 2.60% 10/1/40	2,386,000	1,726,971
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	460,000	407,726
		8,377,540
Building Materials–0.01%
Carrier Global Corp. 3.58% 4/5/50	24,000	17,153
Masco Corp.
2.00% 10/1/30	56,000	49,772
6.50% 8/15/32	80,000	86,231
Trane Technologies Financing Ltd. 5.25% 3/3/33	150,000	153,823
		306,979
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Chemicals–0.16%
CF Industries, Inc. 5.30% 11/26/35	740,000	$737,012
DuPont de Nemours, Inc.
5.32% 11/15/38	626,000	616,734
5.42% 11/15/48	139,000	128,637
EIDP, Inc. 5.13% 5/15/32	2,120,000	2,150,470
International Flavors & Fragrances, Inc. 2.30% 11/1/30	2,220,000	1,977,768
Ma'aden Sukuk Ltd. 5.25% 2/13/30	297,000	298,465
		5,909,086
Commercial Services–0.42%
DP World Ltd.
4.70% 9/30/49	1,030,000	809,674
5.63% 9/25/48	3,080,000	2,758,415
Element Fleet Management Corp.
5.04% 3/25/30	1,825,000	1,841,796
6.27% 6/26/26	235,000	235,612
6.32% 12/4/28	990,000	1,031,536
ERAC USA Finance LLC
5.63% 3/15/42	12,000	11,931
7.00% 10/15/37	160,000	181,908
Ford Foundation 2.82% 6/1/70	90,000	50,174
Global Payments, Inc.
2.90% 5/15/30	48,000	43,874
2.90% 11/15/31	92,000	80,614
3.20% 8/15/29	236,000	222,585
5.30% 8/15/29	91,000	91,624
5.40% 3/15/33	1,760,000	1,717,711
5.55% 11/15/35	4,050,000	3,902,737
Pepperdine University 3.30% 12/1/59	110,000	69,465
Quanta Services, Inc.
2.35% 1/15/32	270,000	235,172
2.90% 10/1/30	360,000	333,918
5.10% 8/9/35	1,830,000	1,804,864
University of Miami 4.06% 4/1/52	120,000	93,167
University of Southern California 3.23% 10/1/20	110,000	61,005
		15,577,782
Computers–0.25%
Accenture Capital, Inc. 4.50% 10/4/34	1,098,000	1,061,601
Apple, Inc.
2.70% 8/5/51	965,000	591,006
3.45% 2/9/45	82,000	62,659
3.75% 9/12/47	140,000	108,255
CGI, Inc. 2.30% 9/14/31	370,000	323,397
LVIP JPMorgan Core Bond Fund–21

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Dell International LLC/EMC Corp.
4.90% 10/1/26	292,000	$292,406
5.25% 2/1/28	287,000	290,817
5.30% 4/1/32	3,180,000	3,229,373
Leidos, Inc.
2.30% 2/15/31	1,370,000	1,219,184
5.40% 3/15/32	862,000	878,680
5.50% 3/15/35	1,173,000	1,192,036
5.75% 3/15/33	150,000	155,495
		9,404,909
Cosmetics & Personal Care–0.06%
Haleon U.S. Capital LLC
3.38% 3/24/27	590,000	584,231
3.63% 3/24/32	640,000	601,374
Kenvue, Inc. 4.90% 3/22/33	930,000	937,484
		2,123,089
Distribution/Wholesale–0.00%
WW Grainger, Inc. 4.60% 6/15/45	77,000	68,342
		68,342
Diversified Financial Services–1.06%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45% 10/29/26	2,140,000	2,116,428
3.00% 10/29/28	1,771,000	1,704,737
3.30% 1/30/32	4,205,000	3,819,089
4.75% 1/15/33	440,000	427,662
5.00% 11/15/35	480,000	463,655
5.10% 1/19/29	364,000	368,755
6.10% 1/15/27	440,000	444,791
Aircastle Ltd./Aircastle Ireland DAC
5.00% 9/15/30	709,000	707,312
5.25% 3/15/30	751,000	757,179
5.75% 10/1/31	810,000	829,374
μAmerican Express Co.
4.80% 10/24/36	1,670,000	1,614,738
4.92% 7/20/33	770,000	771,407
5.10% 2/16/28	1,300,000	1,307,079
5.44% 1/30/36	1,275,000	1,297,892
Aviation Capital Group LLC
3.50% 11/1/27	1,376,000	1,351,072
4.80% 10/24/30	1,412,000	1,395,692
5.13% 4/10/30	1,120,000	1,125,835
5.38% 7/15/29	607,000	616,505
Avolon Holdings Funding Ltd.
2.53% 11/18/27	395,000	381,614
4.20% 4/15/29	1,065,000	1,045,044
4.25% 4/15/26	245,000	244,986
4.38% 5/1/26	1,525,000	1,524,921
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
Avolon Holdings Funding Ltd. (continued)
4.70% 1/30/31	1,270,000	$1,244,467
4.85% 4/1/33	2,516,000	2,410,241
4.95% 1/15/28	1,316,000	1,320,332
4.95% 10/15/32	474,000	461,665
5.15% 1/15/30	1,750,000	1,756,321
5.75% 3/1/29	500,000	511,311
Blackstone Holdings Finance Co. LLC 4.45% 7/15/45	21,000	17,363
μCapital One Financial Corp.
1.88% 11/2/27	74,000	72,777
2.62% 11/2/32	235,000	206,114
5.20% 9/11/36	1,815,000	1,759,514
5.70% 2/1/30	990,000	1,015,657
Intercontinental Exchange, Inc. 4.25% 9/21/48	230,000	184,823
LSEG Finance PLC 2.00% 4/6/28	475,000	452,371
Macquarie Airfinance Holdings Ltd.
5.15% 3/17/30	385,000	383,031
5.20% 3/27/28	528,000	529,903
Mitsubishi HC Finance America LLC 5.81% 9/12/28	210,000	215,785
Nasdaq, Inc. 5.55% 2/15/34	109,000	112,126
Nomura Holdings, Inc.
2.68% 7/16/30	200,000	182,977
6.07% 7/12/28	800,000	825,170
Nuveen LLC 4.00% 11/1/28	160,000	158,750
OneSky Loan Trust 3.88% 1/15/31	477,274	457,172
μSynchrony Financial 5.94% 8/2/30	1,079,000	1,096,312
		39,689,949
Electric–2.44%
AEP Texas, Inc.
3.45% 1/15/50	156,000	104,275
4.15% 5/1/49	133,000	100,465
5.40% 6/1/33	219,000	221,920
AEP Transmission Co. LLC 3.15% 9/15/49	35,000	23,013
AES Corp. 5.80% 3/15/32	1,600,000	1,608,933
Alabama Power Co. 6.13% 5/15/38	62,000	66,465
Ameren Illinois Co. 3.25% 3/15/50	185,000	123,633
American Electric Power Co., Inc. 2.30% 3/1/30	260,000	237,910
American Transmission Systems, Inc. 2.65% 1/15/32	240,000	215,034
Appalachian Power Co. 3.70% 5/1/50	209,000	148,382
LVIP JPMorgan Core Bond Fund–22

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Atlantic City Electric Co. 4.00% 10/15/28	147,000	$145,928
Baltimore Gas & Electric Co.
2.90% 6/15/50	110,000	69,128
5.40% 6/1/53	385,000	361,982
5.65% 6/1/54	850,000	824,201
Berkshire Hathaway Energy Co. 2.85% 5/15/51	923,000	555,718
CenterPoint Energy Houston Electric LLC
2.90% 7/1/50	200,000	126,349
3.95% 3/1/48	10,000	7,784
CenterPoint Energy, Inc. 1.45% 6/1/26	230,000	228,873
Chile Electricity Lux MPC II SARL 5.58% 10/20/35	591,391	593,929
Chile Electricity Lux MPC SARL 6.01% 1/20/33	257,140	265,332
Cleveland Electric Illuminating Co.
3.50% 4/1/28	325,000	318,307
4.55% 11/15/30	65,000	64,183
CMS Energy Corp. 2.95% 2/15/27	47,000	46,421
Commonwealth Edison Co. 3.65% 6/15/46	30,000	22,355
Consolidated Edison Co. of New York, Inc.
3.35% 4/1/30	250,000	239,810
3.95% 4/1/50	200,000	153,461
4.50% 5/15/58	54,000	43,028
5.70% 6/15/40	38,000	38,607
Constellation Energy Generation LLC
5.60% 6/15/42	2,500,000	2,449,934
5.75% 10/1/41	1,144,000	1,144,709
5.75% 3/15/54	698,000	677,119
5.80% 3/1/33	66,000	69,124
6.25% 10/1/39	100,000	105,300
6.50% 10/1/53	330,000	350,218
Delmarva Power & Light Co. 4.15% 5/15/45	50,000	40,656
DTE Electric Co.
3.65% 3/1/52	226,000	163,553
5.40% 4/1/53	185,000	176,347
DTE Energy Co.
4.88% 6/1/28	350,000	353,141
5.10% 3/1/29	614,000	624,344
Duke Energy Carolinas LLC 4.95% 1/15/33	2,444,000	2,480,905
Duke Energy Corp.
2.65% 9/1/26	100,000	99,299
3.15% 8/15/27	240,000	236,417
5.70% 9/15/55	1,310,000	1,237,978
5.80% 6/15/54	1,500,000	1,436,184
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Duke Energy Corp. (continued)
6.10% 9/15/53	880,000	$882,502
Duke Energy Ohio, Inc. 3.70% 6/15/46	46,000	34,281
Duke Energy Progress LLC 3.70% 10/15/46	54,000	40,180
Duquesne Light Holdings, Inc.
2.53% 10/1/30	210,000	191,126
3.62% 8/1/27	160,000	158,015
Electricite de France SA 5.95% 4/22/34	960,000	1,002,972
Emera U.S. Finance LP 4.75% 6/15/46	2,330,000	1,922,172
ENEL Finance International NV 5.00% 9/30/35	1,740,000	1,687,406
Entergy Arkansas LLC 4.20% 4/1/49	906,000	713,091
Entergy Corp. 2.95% 9/1/26	21,000	20,878
Entergy Louisiana LLC
2.40% 10/1/26	59,000	58,516
2.90% 3/15/51	130,000	79,701
3.05% 6/1/31	38,000	35,353
4.00% 3/15/33	40,000	37,975
5.80% 3/15/55	2,355,000	2,309,390
Entergy Mississippi LLC 3.85% 6/1/49	135,000	99,861
Entergy Texas, Inc.
3.55% 9/30/49	309,000	216,135
5.80% 9/1/53	100,000	98,960
Evergy Metro, Inc.
4.20% 3/15/48	50,000	39,750
5.40% 4/1/34	80,000	82,192
Evergy Missouri West Storm Funding I LLC 5.10% 12/1/40	1,401,881	1,429,950
Evergy, Inc. 2.90% 9/15/29	90,000	85,298
Eversource Energy 3.38% 3/1/32	310,000	284,060
Exelon Corp.
5.30% 3/15/33	300,000	307,130
5.45% 3/15/34	1,140,000	1,165,446
Fells Point Funding Trust 3.05% 1/31/27	1,585,000	1,567,140
FirstEnergy Corp. 3.90% 7/15/27	1,610,000	1,596,889
FirstEnergy Pennsylvania Electric Co. 3.25% 3/15/28	19,000	18,576
Florida Power & Light Co.
5.30% 4/1/53	210,000	196,582
5.40% 9/1/35	50,000	51,078
5.80% 3/15/65	880,000	876,648
Fortis, Inc. 3.06% 10/4/26	85,000	84,405
LVIP JPMorgan Core Bond Fund–23

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
ITC Holdings Corp.
2.95% 5/14/30	100,000	$93,575
5.30% 7/1/43	1,405,000	1,291,071
5.50% 4/15/36	800,000	802,366
Jersey Central Power & Light Co.
5.10% 1/15/35	430,000	429,815
6.15% 6/1/37	30,000	31,621
Massachusetts Electric Co. 4.00% 8/15/46	56,000	42,818
MidAmerican Energy Co.
3.65% 4/15/29	820,000	805,141
5.85% 9/15/54	220,000	220,879
Monongahela Power Co. 5.85% 2/15/34	140,000	146,998
Nevada Power Co.
3.70% 5/1/29	100,000	98,177
6.00% 3/15/54	160,000	160,224
New England Power Co. 3.80% 12/5/47	45,000	33,523
New York State Electric & Gas Corp. 3.25% 12/1/26	50,000	49,629
NextEra Energy Capital Holdings, Inc.
3.55% 5/1/27	27,000	26,765
5.25% 2/28/53	170,000	153,409
5.55% 3/15/54	2,836,000	2,665,906
Niagara Mohawk Power Corp.
1.96% 6/27/30	250,000	224,865
6.00% 7/3/55	820,000	805,248
NRG Energy, Inc.
2.45% 12/2/27	210,000	202,286
4.45% 6/15/29	110,000	108,642
4.73% 10/15/30	3,405,000	3,371,892
Ohio Power Co. 5.00% 6/1/33	345,000	343,180
Oncor Electric Delivery Co. LLC 3.10% 9/15/49	215,000	139,954
Pacific Gas & Electric Co.
2.10% 8/1/27	140,000	135,683
2.50% 2/1/31	360,000	322,634
3.30% 8/1/40	720,000	538,461
3.50% 8/1/50	180,000	119,015
3.75% 8/15/42	33,000	24,707
4.00% 12/1/46	230,000	168,338
4.30% 3/15/45	55,000	42,959
5.70% 3/1/35	3,045,000	3,086,575
5.80% 5/15/34	2,890,000	2,961,353
6.00% 8/15/35	2,620,000	2,706,870
6.00% 5/1/56	2,370,000	2,249,213
6.40% 6/15/33	488,000	517,920
6.75% 1/15/53	15,000	15,564
PECO Energy Co. 2.80% 6/15/50	100,000	61,813
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13% 5/15/27	990,000	$981,868
5.45% 5/21/28	490,000	493,821
6.15% 5/21/48	2,820,000	2,687,228
PG&E Recovery Funding LLC
5.23% 6/1/42	1,570,000	1,541,097
5.53% 6/1/51	1,865,000	1,831,975
5.54% 7/15/49	245,000	242,203
PG&E Wildfire Recovery Funding LLC
4.26% 6/1/38	160,000	154,211
5.10% 6/1/54	205,000	189,392
5.21% 12/1/49	110,000	103,664
Potomac Electric Power Co. 6.50% 11/15/37	75,000	82,810
PPL Electric Utilities Corp. 5.25% 5/15/53	225,000	208,545
Public Service Co. of Oklahoma
5.20% 1/15/35	310,000	308,363
5.25% 1/15/33	280,000	283,355
6.63% 11/15/37	175,000	189,442
Public Service Electric & Gas Co.
3.00% 3/1/51	1,785,000	1,143,313
5.38% 11/1/39	28,000	27,581
Public Service Enterprise Group, Inc. 5.45% 4/1/34	870,000	883,131
Puget Energy, Inc. 5.73% 3/15/35	650,000	654,729
San Diego Gas & Electric Co.
5.35% 5/15/35	70,000	71,002
5.95% 3/15/56	640,000	641,713
SCE Recovery Funding LLC
4.70% 6/15/42	233,033	224,576
5.11% 12/14/49	110,000	102,789
5.34% 3/15/47	1,375,000	1,365,816
Sierra Pacific Power Co. 5.90% 3/15/54	290,000	285,845
Sigeco Securitization I LLC 5.03% 11/15/38	221,265	223,612
Southern California Edison Co.
3.65% 3/1/28	80,000	78,732
4.05% 3/15/42	100,000	78,074
5.55% 1/15/36	80,000	79,648
5.70% 3/1/53	115,000	105,574
5.75% 4/15/54	1,500,000	1,392,264
5.88% 12/1/53	290,000	274,238
5.90% 3/1/55	735,000	700,560
Southern Co. 5.20% 6/15/33	1,620,000	1,636,231
Southern Power Co. 5.15% 9/15/41	50,000	47,027
LVIP JPMorgan Core Bond Fund–24

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
Southwestern Electric Power Co. 4.10% 9/15/28	1,547,000	$1,536,314
Tampa Electric Co. 4.45% 6/15/49	100,000	81,499
Toledo Edison Co. 6.15% 5/15/37	50,000	53,704
Union Electric Co.
5.20% 4/1/34	1,580,000	1,605,082
5.45% 3/15/53	250,000	236,291
Virginia Electric & Power Co.
5.65% 3/15/55	2,800,000	2,680,394
6.35% 11/30/37	70,000	75,360
Vistra Operations Co. LLC
5.35% 1/31/36	1,115,000	1,090,686
5.70% 12/30/34	425,000	427,556
6.00% 4/15/34	1,082,000	1,112,260
6.95% 10/15/33	1,526,000	1,660,453
WEC Energy Group, Inc. 5.60% 9/12/26	155,000	155,781
		91,203,210
Electrical Components & Equipment–0.02%
Emerson Electric Co. 2.80% 12/21/51	1,120,000	686,431
		686,431
Electronics–0.06%
Amphenol Corp.
2.20% 9/15/31	622,000	552,014
5.30% 11/15/55	2,010,000	1,887,609
		2,439,623
Food–0.55%
Bimbo Bakeries USA, Inc.
4.00% 5/17/51	290,000	219,364
5.38% 1/9/36	200,000	199,002
6.05% 1/15/29	200,000	206,646
6.40% 1/15/34	605,000	645,133
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50% 1/15/36	2,629,000	2,630,209
5.95% 4/20/35	500,000	519,032
6.25% 3/1/56	551,000	540,146
6.38% 2/25/55	1,225,000	1,220,767
6.38% 4/15/66	2,295,000	2,251,996
6.50% 12/1/52	320,000	323,942
6.75% 3/15/34	381,000	419,043
Kraft Heinz Foods Co.
4.38% 6/1/46	153,000	119,622
4.63% 10/1/39	200,000	176,325
4.88% 10/1/49	2,100,000	1,717,344
5.00% 7/15/35	1,500,000	1,457,075
Kroger Co.
2.20% 5/1/30	500,000	456,351
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
Kroger Co. (continued)
5.00% 9/15/34	460,000	$454,187
5.40% 7/15/40	18,000	17,576
5.50% 9/15/54	350,000	325,038
Mars, Inc.
4.80% 3/1/30	840,000	848,840
5.20% 3/1/35	740,000	747,045
5.65% 5/1/45	2,804,000	2,768,995
5.70% 5/1/55	1,122,000	1,094,031
McCormick & Co., Inc. 2.50% 4/15/30	342,000	315,091
Tyson Foods, Inc. 5.70% 3/15/34	880,000	910,986
		20,583,786
Gas–0.16%
Atmos Energy Corp.
2.85% 2/15/52	417,000	256,440
4.13% 10/15/44	50,000	41,354
4.13% 3/15/49	155,000	121,253
5.00% 12/15/54	943,000	835,699
5.90% 11/15/33	1,000,000	1,067,670
Boston Gas Co. 4.49% 2/15/42	22,000	18,570
Brooklyn Union Gas Co. 4.27% 3/15/48	80,000	62,430
NiSource, Inc.
1.70% 2/15/31	190,000	165,126
5.20% 7/1/29	1,100,000	1,121,758
ONE Gas, Inc. 2.00% 5/15/30	200,000	181,743
Piedmont Natural Gas Co., Inc. 3.50% 6/1/29	200,000	194,411
Southern California Gas Co.
2.55% 2/1/30	195,000	182,509
6.35% 11/15/52	200,000	210,470
Southern Co. Gas Capital Corp.
3.25% 6/15/26	17,000	16,966
3.95% 10/1/46	21,000	15,996
4.40% 6/1/43	42,000	35,204
5.10% 9/15/35	945,000	932,683
5.75% 9/15/33	220,000	228,635
5.88% 3/15/41	96,000	97,729
Southwest Gas Corp. 3.80% 9/29/46	44,000	33,068
		5,819,714
Health Care Products–0.19%
Abbott Laboratories 4.75% 11/30/36	620,000	609,099
Boston Scientific Corp. 4.55% 3/1/39	49,000	45,898
GE HealthCare Technologies, Inc.
4.80% 1/15/31	279,000	280,719
5.50% 6/15/35	273,000	278,581
LVIP JPMorgan Core Bond Fund–25

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products (continued)
Solventum Corp. 5.60% 3/23/34	1,410,000	$1,441,458
Thermo Fisher Scientific, Inc.
2.00% 10/15/31	330,000	291,635
4.90% 2/12/36	2,150,000	2,134,734
Zimmer Biomet Holdings, Inc. 5.50% 2/19/35	2,065,000	2,107,832
		7,189,956
Health Care Services–0.54%
Ascension Health 2.53% 11/15/29	190,000	178,570
Children's Hospital 2.93% 7/15/50	180,000	115,815
Cigna Group
3.20% 3/15/40	1,736,000	1,344,913
4.90% 12/15/48	700,000	607,766
5.25% 1/15/36	1,472,000	1,473,897
CommonSpirit Health
2.78% 10/1/30	145,000	133,301
3.91% 10/1/50	140,000	102,651
Elevance Health, Inc.
4.10% 3/1/28	55,000	54,633
4.55% 5/15/52	490,000	394,712
Hackensack Meridian Health, Inc.
2.68% 9/1/41	390,000	277,987
2.88% 9/1/50	230,000	143,320
HCA, Inc.
3.63% 3/15/32	521,000	484,163
4.90% 11/15/35	1,370,000	1,324,530
5.13% 6/15/39	125,000	117,803
5.25% 3/1/30	1,635,000	1,668,476
5.45% 9/15/34	2,877,000	2,903,926
5.50% 6/15/47	245,000	224,506
5.75% 3/1/35	1,249,000	1,284,163
5.95% 9/15/54	550,000	529,021
6.10% 4/1/64	2,435,000	2,350,710
Memorial Health Services 3.45% 11/1/49	245,000	172,258
MyMichigan Health 3.41% 6/1/50	80,000	55,894
Northwestern Memorial Healthcare Obligated Group 2.63% 7/15/51	882,000	535,282
Quest Diagnostics, Inc. 3.45% 6/1/26	17,000	16,974
Roche Holdings, Inc. 2.61% 12/13/51	970,000	587,476
Sutter Health 5.55% 8/15/53	400,000	390,499
Texas Health Resources 2.33% 11/15/50	140,000	78,355
UnitedHealth Group, Inc.
2.30% 5/15/31	120,000	107,554
2.90% 5/15/50	380,000	236,559
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
UnitedHealth Group, Inc. (continued)
3.13% 5/15/60	80,000	$47,556
3.25% 5/15/51	140,000	92,226
3.70% 8/15/49	1,770,000	1,272,880
3.88% 8/15/59	490,000	341,857
5.05% 4/15/53	320,000	281,502
5.88% 2/15/53	140,000	137,881
Yale-New Haven Health Services Corp. 2.50% 7/1/50	200,000	115,744
		20,185,360
Insurance–0.52%
Aon Corp./Aon Global Holdings PLC
2.90% 8/23/51	1,089,000	660,593
5.00% 9/12/32	1,068,000	1,074,258
Aon North America, Inc.
5.30% 3/1/31	439,000	447,918
5.45% 3/1/34	1,690,000	1,725,886
5.75% 3/1/54	620,000	597,388
Athene Global Funding 2.95% 11/12/26	515,000	509,956
Athene Holding Ltd. 6.63% 5/19/55	550,000	529,835
Berkshire Hathaway Finance Corp.
3.85% 3/15/52	210,000	158,502
4.25% 1/15/49	910,000	746,826
4.30% 5/15/43	62,000	54,325
Chubb INA Holdings LLC 3.35% 5/3/26	450,000	449,566
CNO Global Funding 5.88% 6/4/27	2,350,000	2,382,134
Corebridge Financial, Inc.
3.65% 4/5/27	185,000	183,323
3.85% 4/5/29	130,000	126,910
Corebridge Global Funding 4.90% 8/21/32	745,000	733,578
F&G Annuities & Life, Inc. 6.50% 6/4/29	1,560,000	1,566,519
F&G Global Funding 1.75% 6/30/26	185,000	183,649
Guardian Life Insurance Co. of America 4.85% 1/24/77	21,000	16,948
Hartford Insurance Group, Inc. 4.30% 4/15/43	70,000	58,786
Marsh & McLennan Cos., Inc. 5.35% 11/15/44	1,055,000	998,827
MetLife, Inc.
4.13% 8/13/42	28,000	23,029
6.40% 12/15/66	1,220,000	1,245,666
Mutual of Omaha Cos Global Funding 5.80% 7/27/26	250,000	251,170
LVIP JPMorgan Core Bond Fund–26

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
New York Life Global Funding
2.35% 7/14/26	65,000	$64,663
5.45% 9/18/26	845,000	849,989
New York Life Insurance Co. 4.45% 5/15/69	105,000	79,359
μPacific Life Insurance Co. 4.30% 10/24/67	134,000	104,624
Pine Street Trust III 6.22% 5/15/54	1,000,000	998,509
Principal Financial Group, Inc.
3.70% 5/15/29	30,000	29,272
4.11% 2/15/28	825,000	817,431
Prudential Financial, Inc.
3.70% 3/13/51	773,000	553,403
3.91% 12/7/47	61,000	45,958
Prudential Funding Asia PLC 3.13% 4/14/30	1,200,000	1,141,710
Teachers Insurance & Annuity Association of America 4.27% 5/15/47	50,000	40,199
		19,450,709
Internet–0.79%
Alibaba Group Holding Ltd. 5.25% 5/26/35	771,000	792,084
Alphabet, Inc.
5.50% 2/15/46	1,240,000	1,230,038
5.65% 2/15/56	1,825,000	1,819,130
5.75% 2/15/66	1,120,000	1,109,183
Amazon.com, Inc.
2.10% 5/12/31	750,000	672,107
2.50% 6/3/50	5,570,000	3,251,579
3.15% 8/22/27	1,030,000	1,017,538
3.30% 4/13/27	210,000	208,418
3.95% 4/13/52	390,000	299,030
4.05% 8/22/47	460,000	367,821
4.25% 8/22/57	150,000	117,033
4.95% 12/5/44	480,000	448,580
5.80% 3/13/56	420,000	419,663
Identity Digital Cap LLC 6.79% 3/20/65	5,400,000	5,415,120
Meta Platforms, Inc.
3.85% 8/15/32	593,000	566,007
4.88% 11/15/35	2,900,000	2,845,020
5.40% 8/15/54	1,731,000	1,567,865
5.50% 11/15/45	2,890,000	2,734,852
5.63% 11/15/55	1,965,000	1,841,972
Prosus NV
3.68% 1/21/30	600,000	568,237
4.03% 8/3/50	2,720,000	1,819,476
Uber Technologies, Inc. 4.80% 9/15/34	615,000	602,090
		29,712,843
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Machinery Diversified–0.00%
nVent Finance SARL 4.55% 4/15/28	75,000	$74,825
Xylem, Inc. 2.25% 1/30/31	110,000	99,018
		173,843
Media–0.39%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50% 3/1/42	475,000	325,157
3.85% 4/1/61	651,000	380,192
4.80% 3/1/50	980,000	724,570
5.13% 7/1/49	1,160,000	890,624
5.38% 4/1/38	1,308,000	1,172,296
5.50% 4/1/63	480,000	370,715
Comcast Corp.
2.80% 1/15/51	930,000	532,007
2.89% 11/1/51	1,196,000	691,367
2.94% 11/1/56	481,000	266,457
2.99% 11/1/63	206,000	109,076
3.40% 4/1/30	570,000	547,223
3.45% 2/1/50	400,000	262,258
4.00% 3/1/48	110,000	80,981
4.00% 11/1/49	152,000	110,207
4.25% 1/15/33	167,000	161,384
5.17% 1/15/37	4,338,000	4,224,097
Cox Communications, Inc.
2.95% 10/1/50	180,000	97,037
3.35% 9/15/26	67,000	66,690
Time Warner Cable Enterprises LLC 8.38% 7/15/33	90,000	101,905
Time Warner Cable LLC
5.50% 9/1/41	100,000	86,185
5.88% 11/15/40	505,000	457,649
6.55% 5/1/37	250,000	252,049
6.75% 6/15/39	521,000	516,973
7.30% 7/1/38	1,695,000	1,773,606
Walt Disney Co. 6.65% 11/15/37	350,000	393,817
		14,594,522
Mining–0.23%
Anglo American Capital PLC
4.75% 4/10/27	430,000	430,454
5.25% 3/19/36	270,000	264,001
5.75% 4/5/34	2,465,000	2,537,166
Barrick North America Finance LLC 5.70% 5/30/41	1,070,000	1,071,360
Corp. Nacional del Cobre de Chile 6.44% 1/26/36	863,000	909,453
Glencore Funding LLC
2.50% 9/1/30	750,000	682,007
4.00% 3/27/27	400,000	398,240
LVIP JPMorgan Core Bond Fund–27

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining (continued)
Glencore Funding LLC (continued)
5.51% 4/1/36	1,110,000	$1,112,403
5.63% 4/4/34	1,020,000	1,043,942
		8,449,026
Miscellaneous Manufacturing–0.09%
Eaton Corp. 4.15% 11/2/42	780,000	669,170
Parker-Hannifin Corp. 4.45% 11/21/44	30,000	25,948
Siemens Funding BV
4.60% 5/28/30	320,000	322,502
4.90% 5/28/32	404,000	411,654
Textron, Inc. 5.50% 5/15/35	1,800,000	1,831,201
		3,260,475
Oil & Gas–0.75%
BP Capital Markets America, Inc.
2.72% 1/12/32	630,000	569,286
2.77% 11/10/50	370,000	227,204
2.94% 6/4/51	345,000	217,514
3.00% 3/17/52	135,000	85,427
μBP Capital Markets PLC 4.88% 3/22/30	507,000	500,517
Chevron Corp.
2.00% 5/11/27	200,000	195,761
3.08% 5/11/50	460,000	309,854
Chevron USA, Inc. 3.85% 1/15/28	500,000	498,378
ConocoPhillips Co.
5.00% 1/15/35	651,000	653,295
5.05% 9/15/33	1,434,000	1,456,334
5.50% 1/15/55	495,000	472,872
Continental Resources, Inc.
4.38% 1/15/28	1,520,000	1,509,699
5.75% 1/15/31	20,000	20,383
Coterra Energy, Inc. 5.40% 2/15/35	1,165,000	1,168,715
Devon Energy Corp.
4.50% 1/15/30	640,000	637,958
4.75% 5/15/42	150,000	131,655
5.60% 7/15/41	940,000	908,513
Diamondback Energy, Inc.
3.13% 3/24/31	1,150,000	1,066,193
3.50% 12/1/29	1,400,000	1,350,871
Eni USA, Inc. 7.30% 11/15/27	50,000	52,208
EOG Resources, Inc.
5.00% 7/15/32	1,061,000	1,074,202
5.95% 7/15/55	309,000	313,770
EQT Corp.
3.90% 10/1/27	18,000	17,781
7.00% 2/1/30	680,000	727,515
Exxon Mobil Corp.
3.00% 8/16/39	405,000	321,722
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Exxon Mobil Corp. (continued)
3.45% 4/15/51	570,000	$405,999
4.33% 3/19/50	90,000	74,835
KazMunayGas National Co. JSC
5.38% 4/24/30	800,000	808,022
5.75% 4/19/47	2,050,000	1,903,864
Pertamina Persero PT 6.00% 5/3/42	1,360,000	1,306,297
Pioneer Natural Resources Co.
1.90% 8/15/30	920,000	827,445
2.15% 1/15/31	5,390,000	4,857,417
Shell Finance U.S., Inc.
2.38% 11/7/29	150,000	140,705
3.25% 4/6/50	1,890,000	1,286,003
Shell International Finance BV 2.88% 5/10/26	610,000	609,170
Suncor Energy, Inc.
5.95% 12/1/34	60,000	62,861
6.80% 5/15/38	79,000	86,320
TotalEnergies Capital International SA
2.99% 6/29/41	350,000	260,711
3.13% 5/29/50	260,000	171,903
3.46% 7/12/49	145,000	102,538
Woodside Finance Ltd. 5.70% 5/19/32	570,000	590,768
		27,982,485
Oil & Gas Services–0.05%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.14% 11/7/29	180,000	173,314
5.00% 6/15/36	1,835,000	1,801,608
		1,974,922
Packaging & Containers–0.14%
Amcor Flexibles North America, Inc. 5.13% 3/12/36	2,120,000	2,061,103
Graphic Packaging International LLC 1.51% 4/15/26	284,000	283,591
Packaging Corp. of America
4.05% 12/15/49	155,000	118,190
5.20% 8/15/35	1,225,000	1,215,195
Smurfit Westrock Financing DAC 5.42% 1/15/35	1,505,000	1,517,081
WRKCo, Inc. 3.90% 6/1/28	35,000	34,575
		5,229,735
LVIP JPMorgan Core Bond Fund–28

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–0.67%
AbbVie, Inc.
2.95% 11/21/26	530,000	$526,176
4.05% 11/21/39	510,000	447,639
4.25% 11/21/49	1,190,000	965,962
4.40% 11/6/42	370,000	324,999
4.50% 5/14/35	100,000	96,709
4.55% 3/15/35	60,000	58,256
4.75% 3/15/36	2,310,000	2,266,384
4.85% 6/15/44	200,000	181,782
4.88% 11/14/48	110,000	98,636
5.05% 3/15/34	455,000	461,804
5.55% 3/15/56	2,655,000	2,596,609
AstraZeneca PLC 6.45% 9/15/37	50,000	55,879
Bristol-Myers Squibb Co.
2.35% 11/13/40	175,000	122,028
3.70% 3/15/52	714,000	514,788
4.13% 6/15/39	114,000	101,542
4.25% 10/26/49	859,000	689,836
4.55% 2/20/48	707,000	597,978
5.55% 2/22/54	113,000	108,808
Cardinal Health, Inc. 5.15% 9/15/35	2,895,000	2,866,468
Cencora, Inc.
5.13% 2/15/34	1,550,000	1,562,941
5.15% 2/15/35	2,185,000	2,200,608
CVS Health Corp.
1.88% 2/28/31	180,000	157,153
2.13% 9/15/31	590,000	511,582
3.63% 4/1/27	230,000	228,025
3.75% 4/1/30	740,000	715,048
4.30% 3/25/28	1,271,000	1,266,495
5.13% 7/20/45	840,000	737,313
5.25% 2/21/33	330,000	333,771
♦CVS Pass-Through Trust
4.70% 1/10/36	114,830	108,362
5.93% 1/10/34	50,896	51,865
7.51% 1/10/32	42,047	44,399
8.35% 7/10/31	41,758	45,242
Eli Lilly & Co.
4.70% 2/9/34	210,000	209,656
4.95% 2/27/63	210,000	184,345
Merck & Co., Inc.
2.75% 12/10/51	170,000	103,400
2.90% 12/10/61	245,000	139,848
4.00% 3/7/49	220,000	172,257
Novartis Capital Corp. 5.70% 3/18/56	540,000	543,853
Pfizer Investment Enterprises Pte. Ltd. 5.34% 5/19/63	485,000	440,538
Pfizer, Inc. 2.70% 5/28/50	760,000	466,128
Takeda Pharmaceutical Co. Ltd.
3.18% 7/9/50	1,044,000	686,082
5.65% 7/5/44	386,000	378,991
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Utah Acquisition Sub, Inc. 3.95% 6/15/26	127,000	$126,758
Viatris, Inc. 2.30% 6/22/27	589,000	571,125
		25,068,068
Pipelines–0.98%
Cameron LNG LLC 3.70% 1/15/39	188,000	159,169
Cheniere Energy Partners LP 5.55% 10/30/35	715,000	728,119
Cheniere Energy, Inc. 5.65% 4/15/34	710,000	730,964
Columbia Pipelines Holding Co. LLC 5.10% 10/1/31	421,000	423,276
Columbia Pipelines Operating Co. LLC
5.44% 2/15/35	550,000	557,780
5.96% 2/15/55	555,000	540,698
6.04% 11/15/33	810,000	853,469
6.54% 11/15/53	1,230,000	1,290,314
Eastern Energy Gas Holdings LLC 6.20% 1/15/55	655,000	663,844
Eastern Gas Transmission & Storage, Inc. 3.90% 11/15/49	137,000	99,775
Enbridge, Inc.
4.90% 6/20/30	340,000	343,559
5.25% 4/5/27	590,000	594,929
5.45% 3/27/36	880,000	887,582
5.55% 6/20/35	533,000	544,405
5.63% 4/5/34	1,850,000	1,908,255
5.70% 3/8/33	260,000	269,330
Energy Transfer LP
3.75% 5/15/30	3,950,000	3,818,297
5.30% 4/1/44	50,000	44,801
5.40% 10/1/47	670,000	595,363
5.70% 4/1/35	2,000,000	2,054,061
5.95% 5/15/54	472,000	442,583
6.00% 6/15/48	335,000	321,567
6.05% 9/1/54	585,000	557,008
6.10% 12/1/28	565,000	587,235
6.10% 2/15/42	60,000	59,385
6.25% 4/15/49	340,000	333,447
Enterprise Products Operating LLC
3.20% 2/15/52	981,000	639,400
3.30% 2/15/53	1,462,000	965,921
5.55% 2/16/55	384,000	369,381
7.55% 4/15/38	206,000	243,952
Galaxy Pipeline Assets Bidco Ltd. 2.94% 9/30/40	212,228	171,592
Gray Oak Pipeline LLC 3.45% 10/15/27	372,000	364,908
Greensaif Pipelines Bidco SARL 6.51% 2/23/42	338,000	349,117
LVIP JPMorgan Core Bond Fund–29

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Kinder Morgan Energy Partners LP 5.50% 3/1/44	440,000	$415,572
Kinder Morgan, Inc.
5.20% 3/1/48	70,000	63,175
5.55% 6/1/45	550,000	524,604
MPLX LP
4.70% 4/15/48	550,000	447,041
5.50% 2/15/49	470,000	424,800
NGPL PipeCo LLC 3.25% 7/15/31	1,015,000	932,778
ONEOK Partners LP 6.65% 10/1/36	15,000	16,156
ONEOK, Inc.
4.75% 10/15/31	140,000	138,513
5.05% 11/1/34	256,000	249,010
5.55% 11/1/26	320,000	321,855
5.70% 11/1/54	419,000	382,265
5.80% 11/1/30	500,000	520,379
6.05% 9/1/33	1,030,000	1,080,082
6.63% 9/1/53	1,340,000	1,375,097
South Bow USA Infrastructure Holdings LLC
4.91% 9/1/27	335,000	336,346
5.03% 10/1/29	385,000	387,481
Targa Resources Corp.
4.90% 9/15/30	2,171,000	2,189,343
5.50% 2/15/35	1,425,000	1,437,674
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.00% 1/15/28	1,023,000	1,022,402
Tennessee Gas Pipeline Co. LLC 2.90% 3/1/30	1,214,000	1,137,523
Western Midstream Operating LP
4.05% 2/1/30	110,000	106,818
5.25% 2/1/50	990,000	834,984
		36,857,384
Private Equity–0.03%
Blackstone Reg Finance Co. LLC 5.00% 12/6/34	872,000	853,620
Brookfield Finance, Inc.
3.90% 1/25/28	55,000	54,396
4.70% 9/20/47	9,000	7,476
4.85% 3/29/29	54,000	54,244
		969,736
Real Estate Investment Trusts–0.38%
Alexandria Real Estate Equities, Inc.
2.00% 5/18/32	240,000	200,792
3.80% 4/15/26	23,000	22,995
American Tower Corp.
1.88% 10/15/30	275,000	242,706
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
American Tower Corp. (continued)
2.10% 6/15/30	150,000	$134,994
2.95% 1/15/51	85,000	52,452
3.10% 6/15/50	130,000	83,460
3.38% 10/15/26	44,000	43,743
3.70% 10/15/49	230,000	165,105
4.70% 12/15/32	2,990,000	2,938,015
American Tower Trust #1 3.65% 3/15/48	160,000	158,265
Brixmor Operating Partnership LP
2.25% 4/1/28	200,000	191,956
2.50% 8/16/31	105,000	93,456
COPT Defense Properties LP 2.75% 4/15/31	326,000	295,170
Crown Castle, Inc.
4.00% 3/1/27	24,000	23,893
5.80% 3/1/34	665,000	681,132
DOC Dr. LLC 2.63% 11/1/31	130,000	115,237
Equinix Europe 2 Financing Corp. LLC 4.70% 3/15/33	2,400,000	2,334,270
Essex Portfolio LP
1.65% 1/15/31	200,000	173,422
2.65% 3/15/32	145,000	127,477
5.50% 4/1/34	420,000	425,269
Extra Space Storage LP
2.20% 10/15/30	300,000	268,409
4.00% 6/15/29	150,000	147,606
5.40% 2/1/34	1,004,000	1,012,235
Goodman U.S. Finance Three LLC 3.70% 3/15/28	43,000	42,311
Healthpeak OP LLC
2.13% 12/1/28	330,000	310,806
3.00% 1/15/30	90,000	84,644
3.50% 7/15/29	132,000	127,566
Mid-America Apartments LP
1.70% 2/15/31	150,000	130,754
3.95% 3/15/29	230,000	227,519
NNN REIT, Inc.
3.60% 12/15/26	58,000	57,711
4.30% 10/15/28	150,000	149,442
5.50% 6/15/34	640,000	649,730
5.60% 10/15/33	150,000	154,360
Prologis LP
2.13% 10/15/50	150,000	79,568
2.88% 11/15/29	95,000	90,081
Safehold GL Holdings LLC 2.85% 1/15/32	400,000	358,226
UDR, Inc.
2.10% 8/1/32	160,000	135,377
2.95% 9/1/26	28,000	27,801
3.00% 8/15/31	25,000	22,885
3.20% 1/15/30	150,000	142,998
LVIP JPMorgan Core Bond Fund–30

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
Ventas Realty LP
3.25% 10/15/26	25,000	$24,862
3.85% 4/1/27	49,000	48,694
VICI Properties LP 4.95% 2/15/30	748,000	746,804
VICI Properties LP/VICI Note Co., Inc. 4.63% 12/1/29	255,000	250,699
Welltower OP LLC 6.50% 3/15/41	125,000	136,803
WP Carey, Inc.
2.25% 4/1/33	180,000	149,345
4.25% 10/1/26	245,000	244,887
		14,325,932
Retail–0.15%
AutoZone, Inc. 1.65% 1/15/31	180,000	156,245
Costco Wholesale Corp.
1.38% 6/20/27	930,000	902,182
1.75% 4/20/32	380,000	328,428
Home Depot, Inc.
2.50% 4/15/27	320,000	314,966
3.63% 4/15/52	235,000	167,737
3.90% 6/15/47	90,000	69,586
4.88% 6/25/27	226,000	228,180
4.95% 6/25/34	592,000	596,286
McDonald's Corp.
4.20% 4/1/50	500,000	394,076
4.88% 12/9/45	1,060,000	944,569
O'Reilly Automotive, Inc. 3.60% 9/1/27	49,000	48,493
Starbucks Corp.
4.80% 2/15/33	440,000	438,294
4.90% 2/15/31	850,000	859,403
Walmart, Inc. 1.80% 9/22/31	180,000	159,461
		5,607,906
Savings & Loans–0.11%
μNationwide Building Society
3.96% 7/18/30	2,165,000	2,116,264
4.30% 3/8/29	525,000	521,373
5.54% 7/14/36	1,535,000	1,539,338
		4,176,975
Semiconductors–0.57%
Analog Devices, Inc. 2.80% 10/1/41	227,000	162,744
Broadcom, Inc.
1.95% 2/15/28	592,000	568,152
3.14% 11/15/35	2,778,000	2,360,149
3.19% 11/15/36	400,000	334,264
4.80% 2/15/36	854,000	832,595
4.90% 7/15/32	286,000	288,499
4.93% 5/15/37	650,000	630,450
5.05% 7/12/29	3,281,000	3,348,835
5.20% 7/15/35	357,000	359,784
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
Foundry JV Holdco LLC 6.10% 1/25/36	683,000	$703,574
Intel Corp.
3.10% 2/15/60	50,000	27,621
3.25% 11/15/49	1,600,000	1,010,877
3.73% 12/8/47	590,000	412,275
5.70% 2/10/53	100,000	92,077
KLA Corp.
3.30% 3/1/50	150,000	102,166
4.65% 7/15/32	520,000	522,307
Marvell Technology, Inc.
2.95% 4/15/31	360,000	330,384
5.45% 7/15/35	4,602,000	4,676,137
5.75% 2/15/29	380,000	392,342
Micron Technology, Inc. 5.30% 1/15/31	1,905,000	1,993,993
NVIDIA Corp.
3.50% 4/1/50	1,570,000	1,157,881
3.70% 4/1/60	660,000	474,139
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25% 5/11/41	370,000	272,255
5.00% 1/15/33	140,000	139,333
		21,192,833
Software–0.61%
Fidelity National Information Services, Inc. 4.80% 3/10/31	1,235,000	1,225,307
Fiserv, Inc.
3.20% 7/1/26	70,000	69,789
4.40% 7/1/49	65,000	49,147
5.15% 8/12/34	1,475,000	1,432,663
Microsoft Corp.
2.53% 6/1/50	2,220,000	1,331,123
2.92% 3/17/52	820,000	527,365
3.04% 3/17/62	40,000	24,303
3.45% 8/8/36	20,000	18,028
Oracle Corp.
2.88% 3/25/31	2,310,000	2,051,729
2.95% 4/1/30	120,000	109,540
3.60% 4/1/40	450,000	326,240
3.60% 4/1/50	4,830,000	2,916,008
3.95% 3/25/51	605,000	383,362
4.00% 7/15/46	110,000	74,077
4.65% 5/6/30	540,000	527,765
4.80% 9/26/32	1,595,000	1,518,995
4.90% 2/6/33	310,000	293,784
5.70% 2/4/36	1,505,000	1,447,040
5.88% 9/26/45	1,220,000	1,052,544
6.55% 2/4/46	540,000	503,796
6.70% 2/4/56	2,335,000	2,167,122
6.85% 2/4/66	1,205,000	1,107,783
Roper Technologies, Inc. 4.90% 10/15/34	1,694,000	1,635,635
Synopsys, Inc. 5.70% 4/1/55	1,797,000	1,718,081
LVIP JPMorgan Core Bond Fund–31

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
VMware LLC 1.40% 8/15/26	404,000	$399,750
		22,910,976
Telecommunications–0.79%
AT&T, Inc.
1.65% 2/1/28	55,000	52,408
2.25% 2/1/32	1,460,000	1,275,492
2.30% 6/1/27	520,000	508,298
2.55% 12/1/33	1,090,000	922,399
3.50% 9/15/53	1,495,000	980,326
3.55% 9/15/55	226,000	146,982
3.65% 6/1/51	381,000	261,569
3.65% 9/15/59	160,000	103,677
3.80% 2/15/27	1,020,000	1,017,266
3.80% 12/1/57	200,000	135,054
5.13% 4/30/36	1,845,000	1,822,863
5.38% 8/15/35	266,000	269,454
6.05% 8/15/56	264,000	259,982
6.30% 1/15/38	390,000	414,319
Corning, Inc. 3.90% 11/15/49	284,000	213,245
Orange SA 5.00% 1/13/36	3,630,000	3,565,486
Rogers Communications, Inc. 5.30% 2/15/34	955,000	950,841
Telefonica Emisiones SA 5.21% 3/8/47	340,000	295,235
T-Mobile USA, Inc.
2.25% 11/15/31	680,000	597,626
2.55% 2/15/31	420,000	381,659
3.00% 2/15/41	1,358,000	992,869
3.30% 2/15/51	190,000	124,351
3.75% 4/15/27	1,278,000	1,270,089
3.88% 4/15/30	5,690,000	5,541,326
5.13% 5/15/32	234,000	237,360
5.75% 1/15/34	289,000	301,371
5.88% 11/15/55	721,000	703,087
Verizon Communications, Inc.
2.36% 3/15/32	10,000	8,729
2.88% 11/20/50	647,000	392,367
3.40% 3/22/41	200,000	153,564
3.85% 11/1/42	680,000	541,933
4.00% 3/22/50	680,000	513,462
4.13% 8/15/46	480,000	381,813
4.40% 11/1/34	690,000	656,857
4.50% 8/10/33	2,680,000	2,599,422
5.25% 4/2/35	475,000	475,586
5.25% 3/16/37	430,000	424,841
Vodafone Group PLC 5.63% 2/10/53	35,000	32,684
		29,525,892
Transportation–0.02%
Burlington Northern Santa Fe LLC
4.38% 9/1/42	25,000	21,711
4.70% 9/1/45	35,000	30,931
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation (continued)
Canadian Pacific Railway Co. 4.70% 5/1/48	197,000	$170,929
CSX Corp.
3.35% 9/15/49	10,000	6,915
4.75% 11/15/48	108,000	93,829
Norfolk Southern Corp.
3.95% 10/1/42	70,000	56,728
4.05% 8/15/52	40,000	30,270
Union Pacific Corp.
3.84% 3/20/60	270,000	190,994
4.10% 9/15/67	150,000	108,435
		710,742
Trucking & Leasing–0.02%
Avolon Holdings Funding Ltd. 4.90% 10/10/30	740,000	734,844
		734,844
Water–0.00%
American Water Capital Corp.
3.45% 5/1/50	225,000	156,601
4.00% 12/1/46	52,000	40,173
		196,774
Total Corporate Bonds (Cost $920,087,521)		917,422,808
MUNICIPAL BONDS–0.01%
New York State Dormitory Authority Series D 5.60% 3/15/40	1,363	1,379
Ohio State University Series A 4.80% 6/1/11	98,000	80,347
Port Authority of New York & New Jersey 5.65% 11/1/40	130,000	135,893
Texas Natural Gas Securitization Finance Corp. 5.17% 4/1/41	275,000	278,515
Total Municipal Bonds (Cost $503,301)		496,134
NON-AGENCY ASSET-BACKED SECURITIES–8.93%
American Credit Acceptance Receivables Trust Series 2023-4 Class C 6.99% 9/12/30	1,541,721	1,550,351
AMSR Trust
Series 2021-SFR1 Class D 2.60% 6/17/38	5,059,000	4,744,402
Series 2021-SFR4 Class E1 2.97% 12/17/38	2,335,274	2,296,431
Series 2021-SFR4 Class E2 3.01% 12/17/38	3,800,000	3,734,754
Series 2022-SFR3 Class E2 4.00% 10/17/39	1,000,000	976,992
LVIP JPMorgan Core Bond Fund–32

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
AMSR Trust (continued)
Series 2023-SFR2 Class E2 3.95% 6/17/40	2,000,000	$1,896,942
Aqua Finance Issuer Trust Series 2025-B Class B 5.04% 5/17/51	3,333,185	3,352,180
Aqua Finance Trust Series 2021-A Class B 2.40% 7/17/46	4,064,921	3,791,033
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A Class A 5.36% 6/20/30	2,642,000	2,700,040
Series 2025-2A Class A 5.12% 8/20/31	2,000,000	2,027,140
Bastion Funding I LLC Series 2023-1A Class A2 7.12% 4/25/38	1,624,530	1,634,529
BG Beta I Ltd. 6.28% 7/16/54	2,619,000	2,643,498
Blackbird Capital II Aircraft Lease Ltd. Series 2021-1A Class A 2.44% 7/15/46	571,189	541,514
Bridge Trust
Series 2024-SFR1 Class C 4.30% 8/17/40	875,000	853,087
Series 2024-SFR1 Class D 4.30% 8/17/40	1,526,000	1,474,718
Bridgecrest Lending Auto Securitization Trust
Series 2024-1 Class C 5.65% 4/16/29	2,341,000	2,357,157
Series 2024-3 Class C 5.70% 7/16/29	2,255,000	2,276,702
Series 2025-3 Class D 5.27% 5/15/31	4,500,000	4,501,292
BXG Receivables Note Trust Series 2022-A Class C 5.35% 9/28/37	271,336	270,030
CarMax Auto Owner Trust Series 2023-4 Class A3 6.00% 7/17/28	279,655	282,444
CarMax Select Receivables Trust Series 2025-A Class C 5.46% 7/15/31	8,100,000	8,258,923
Cars Net Lease Mortgage Notes Series 2020-1A Class A3 3.10% 12/15/50	155,800	148,933
Carvana Auto Receivables Trust
Series 2023-P3 Class A3 5.82% 8/10/28	94,173	94,609
Series 2023-P4 Class A4 6.16% 9/10/29	631,000	647,738
Cascade MH Asset Trust Series 2021-MH1 Class A1 1.75% 2/25/46	540,076	492,657
φCFIN Issuer LLC Series 2022-RTL1 Class AA 4.75% 2/16/26	103,698	103,237
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Cherry Securitization Trust Series 2025-1A Class A 6.13% 11/15/32	1,300,000	$1,312,706
Consumer Portfolio Services Auto Trust Series 2025-B Class C 5.12% 7/15/31	4,290,000	4,319,193
Continental Finance Credit Card ABS Master Trust
Series 2022-A Class A 6.19% 10/15/30	133,565	133,709
Series 2025-A Class A 5.40% 12/17/35	7,280,000	7,234,006
CoreVest American Finance Ltd. Series 2020-3 Class B 2.20% 8/15/53	810,000	747,627
CoreVest American Finance Trust
Series 2019-2 Class D 4.22% 6/15/52	500,000	479,377
Series 2019-3 Class B 3.16% 10/15/52	700,000	672,818
•Countrywide Asset-Backed Certificates Trust
Series 2004-1 Class 3A 4.35% (1 mo. USD Term SOFR + 0.67%) 4/25/34	1,056	1,019
Series 2004-1 Class M1 4.54% (1 mo. USD Term SOFR + 0.86%) 3/25/34	3,251	3,384
CPS Auto Receivables Trust
Series 2022-D Class C 7.69% 1/16/29	363,962	366,098
Series 2023-D Class C 7.17% 1/15/30	3,011,991	3,037,693
Credit Acceptance Auto Loan Trust
Series 2023-3A Class A 6.39% 8/15/33	206,642	207,097
Series 2024-1A Class C 6.71% 7/17/34	3,910,000	3,982,415
Series 2025-1A Class C 5.71% 7/16/35	4,535,000	4,581,003
Series 2025-2A Class B 4.87% 1/15/36	4,235,000	4,242,704
•CWHEQ Revolving Home Equity Loan Trust Series 2006-I Class 2A 3.93% (1 mo. USD Term SOFR + 0.25%) 1/15/37	316,029	305,700
Diamond Infrastructure Funding LLC Series 2021-1A Class A 1.76% 4/15/49	2,280,000	2,228,879
Diversified ABS Phase VIII LLC Series 2024-1A Class A1 7.08% 5/30/44	1,153,085	1,161,236
Domino's Pizza Master Issuer LLC Series 2021-1A Class A2I 2.66% 4/25/51	3,709,115	3,509,664
DP Lion Holdco LLC Series 2023-1A Class A 8.24% 11/30/43	1,449,837	1,493,242
LVIP JPMorgan Core Bond Fund–33

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Drive Auto Receivables Trust Series 2025-1 Class D 5.41% 9/15/32	5,400,000	$5,426,302
DT Auto Owner Trust
Series 2022-3A Class D 8.14% 7/17/28	631,055	643,491
Series 2023-2A Class C 5.79% 2/15/29	370,364	371,229
Exeter Automobile Receivables Trust
Series 2022-6A Class D 8.03% 4/6/29	1,032,000	1,052,633
Series 2023-5A Class C 6.85% 1/16/29	1,716,818	1,733,655
Series 2024-2A Class D 5.92% 2/15/30	4,241,000	4,302,478
Series 2025-2A Class D 5.89% 7/15/31	8,100,000	8,210,759
Series 2025-4A Class D 5.23% 1/15/32	6,400,000	6,384,090
Series 2025-5A Class D 5.16% 3/15/32	2,699,000	2,678,553
FHF Issuer Trust Series 2023-2A Class A2 6.79% 10/15/29	606,947	611,947
First Investors Auto Owner Trust Series 2023-1A Class C 6.81% 12/17/29	4,000,000	4,097,192
FirstKey Homes Trust
Series 2021-SFR1 Class E1 2.39% 8/17/38	5,142,000	5,088,775
Series 2021-SFR1 Class E2 2.49% 8/17/38	5,500,000	5,441,479
Series 2022-SFR3 Class C 4.50% 7/17/38	784,000	781,479
•FMC GMSR Issuer Trust
Series 2020-GT1 Class A 4.45% 1/25/28	1,500,000	1,482,157
Series 2021-GT1 Class A 3.62% 7/25/26	4,200,000	4,029,919
Series 2021-GT2 Class A 3.85% 10/25/26	3,050,000	2,933,176
Series 2024-SAT1 Class A 6.50% 3/26/27	5,675,000	5,677,221
Ford Credit Auto Owner Trust Series 2024-B Class A3 5.10% 4/15/29	1,169,742	1,178,827
Foundation Finance Trust Series 2023-2A Class D 9.10% 6/15/49	2,323,967	2,473,147
FW Energy Asset Issuer LLC
7.15% 8/25/44	2,948,340	2,999,735
8.11% 8/25/44	934,712	946,227
GLS Auto Receivables Issuer Trust
Series 2023-3A Class C 6.01% 5/15/29	443,269	445,610
Series 2024-2A Class C 6.03% 2/15/30	4,545,000	4,615,388
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
GLS Auto Receivables Issuer Trust (continued)
Series 2025-1A Class D 5.61% 11/15/30	5,000,000	$5,065,866
Series 2025-2A Class C 5.11% 1/15/31	5,600,000	5,643,018
Series 2025-3A Class D 5.16% 6/16/31	2,970,000	2,964,656
GLS Auto Select Receivables Trust Series 2023-2A Class A3 6.38% 2/15/29	4,250,000	4,292,771
GM Financial Automobile Leasing Trust Series 2024-1 Class A3 5.09% 3/22/27	165,273	165,378
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1 5.13% 3/15/29	2,514,000	2,535,982
Goodgreen Trust
Series 2017-1A Class A 3.74% 10/15/52	22,542	20,922
Series 2017-2A Class A 3.26% 10/15/53	92,960	84,456
Series 2019-2A Class A 2.76% 4/15/55	173,183	151,313
GoodLeap Home Improvement Solutions Trust Series 2025-3A Class A 5.00% 10/20/49	5,289,588	5,266,056
GoodLeap Sustainable Home Solutions Trust Series 2022-1GS Class A 2.70% 1/20/49	1,029,811	885,267
Granite Park Equipment Leasing LLC Series 2023-1A Class A3 6.46% 9/20/32	141,624	141,659
Hardee's Funding LLC Series 2021-1A Class A2 2.87% 6/20/51	2,200,275	2,056,832
HERO Funding Trust
Series 2016-3A Class A1 3.08% 9/20/42	13,077	12,117
Series 2017-1A Class A2 4.46% 9/20/47	45,273	43,067
Series 2017-3A Class A2 3.95% 9/20/48	59,214	55,253
Hertz Vehicle Financing III LP Series 2021-2A Class C 2.52% 12/27/27	1,840,000	1,815,531
Hilton Grand Vacations Trust Series 2025-2A Class B 4.73% 5/25/44	2,371,889	2,352,359
Home Partners of America Trust Series 2020-2 Class E 3.08% 1/17/41	795,214	745,243
LVIP JPMorgan Core Bond Fund–34

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Huntington Bank Auto Credit-Linked Notes Series 2025-2 Class B1 4.84% 9/20/33	6,698,902	$6,710,300
John Deere Owner Trust Series 2023-B Class A4 5.11% 5/15/30	1,100,000	1,109,054
Jonah Energy ABS II LLC Series 2022-1 Class A1 7.20% 12/10/37	233,214	235,384
Lending Funding Trust
Series 2020-2A Class A 2.32% 4/21/31	728,128	718,984
Series 2020-2A Class C 4.30% 4/21/31	1,000,000	982,426
Lendmark Funding Trust Series 2021-1A Class B 2.47% 11/20/31	4,600,000	4,392,957
•Long Beach Mortgage Loan Trust Series 2004-1 Class M1 4.54% (1 mo. USD Term SOFR + 0.86%) 2/25/34	13,273	13,161
Merchants Fleet Funding LLC Series 2023-1A Class A 7.21% 5/20/36	903,129	905,040
Mercury Financial Credit Card Master Trust
Series 2024-2A Class A 6.56% 7/20/29	4,075,000	4,081,668
Series 2026-1A Class A 5.34% 2/20/32	7,550,000	7,499,523
MNR ABS Issuer I LLC 8.95% 12/15/38	1,972,890	2,012,935
MVW LLC
Series 2019-2A Class B 2.44% 10/20/38	76,584	76,472
Series 2023-1A Class C 6.54% 10/20/40	515,996	526,176
Series 2023-2A Class C 7.06% 11/20/40	705,982	722,846
•Navient Student Loan Trust Series 2016-3A Class A3 5.13% (30 day USD SOFR Average + 1.46%) 6/25/65	829,129	840,943
New Residential Mortgage Loan Trust Series 2022-SFR1 Class D 3.30% 2/17/39	1,375,000	1,349,801
NMABS Issuer I LLC Series 2025-1A Class A 5.14% 11/22/55	6,534,550	6,398,758
NP SPE X LP Series 2021-1A Class A1 2.23% 3/19/51	1,678,475	1,466,426
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1 Class A 3.10% 7/25/26	434,004	430,555
Series 2021-GNT1 Class A 3.47% 11/25/26	411,998	406,408
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Octane Receivables Trust Series 2022-2A Class D 7.70% 2/20/30	1,400,000	$1,428,180
OneMain Direct Auto Receivables Trust
Series 2019-1A Class B 3.95% 11/14/28	565,516	565,100
Series 2023-1A Class D 7.07% 2/14/33	682,000	700,149
Oportun Issuance Trust Series 2021-C Class A 2.18% 10/8/31	380,608	375,472
PEAC Solutions Receivables LLC Series 2024-1A Class A3 5.64% 11/20/30	2,500,000	2,546,277
Porsche Innovative Lease Owner Trust Series 2024-1A Class A3 4.67% 11/22/27	1,577,274	1,580,153
PowerPay Issuance Trust Series 2025-1A Class A 5.23% 11/18/41	4,698,271	4,685,394
Progress Residential Trust
Series 2022-SFR2 Class A 2.95% 4/17/27	521,151	512,505
Series 2022-SFR2 Class E1 4.55% 4/17/27	2,700,000	2,674,223
Series 2025-SFR3 Class B 3.39% 7/17/42	3,690,000	3,461,916
Renew Financial Series 2017-1A Class A 3.67% 9/20/52	23,891	22,277
Santander Drive Auto Receivables Trust
Series 2022-4 Class C 5.00% 11/15/29	2,074,281	2,081,229
Series 2022-5 Class D 5.67% 12/16/30	5,500,000	5,535,764
Series 2022-6 Class D 5.69% 2/18/31	5,500,000	5,548,874
Series 2023-6 Class C 6.40% 3/17/31	2,200,000	2,260,279
Series 2024-2 Class D 6.28% 8/15/31	2,249,000	2,312,609
Series 2024-3 Class D 5.97% 10/15/31	5,055,000	5,175,127
Series 2025-1 Class D 5.43% 3/17/31	672,000	679,202
Series 2025-4 Class D 4.95% 1/15/32	2,215,000	2,199,025
SCF Equipment Leasing LLC
Series 2023-1A Class A3 6.17% 5/20/32	742,333	745,930
Series 2023-1A Class C 6.77% 8/22/33	3,815,000	3,939,318
Series 2024-1A Class C 5.82% 9/20/32	2,558,000	2,638,159
Series 2025-1A Class D 5.88% 11/20/35	1,032,000	1,054,776
LVIP JPMorgan Core Bond Fund–35

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Sierra Timeshare Receivables Funding LLC Series 2025-1A Class B 5.10% 1/21/42	2,182,206	$2,182,328
•SLC Student Loan Trust Series 2008-1 Class A4A 5.55% (90 day USD SOFR Average + 1.86%) 12/15/32	607,385	609,241
•SLM Private Credit Student Loan Trust
Series 2005-B Class A4 4.27% (3 mo. USD Term SOFR + 0.59%) 6/15/39	354,731	347,689
Series 2006-A Class A5 4.23% (3 mo. USD Term SOFR + 0.55%) 6/15/39	364,344	355,167
SMB Private Education Loan Trust
Series 2020-A Class A2A 2.23% 9/15/37	242,058	235,060
Series 2021-C Class APT1 1.39% 1/15/53	1,170,503	1,073,107
Series 2021-C Class B 2.30% 1/15/53	370,602	361,922
Series 2022-C Class A1A 4.48% 5/16/50	2,155,812	2,134,796
•Starwood Ltd. Series 2022-FL3 Class A 5.02% (30 day USD SOFR Average + 1.35%) 11/15/38	284,375	284,246
Stream Innovations Issuer Trust Series 2026-1A Class A 4.78% 8/15/46	9,500,000	9,424,783
Toyota Auto Receivables Owner Trust Series 2024-B Class A3 5.33% 1/16/29	2,049,493	2,067,508
Tricon American Homes Trust Series 2020-SFR2 Class E1 2.73% 11/17/39	2,426,000	2,322,755
Tricon Residential Trust Series 2022-SFR1 Class D 4.75% 4/17/39	459,000	455,145
Triumph Rail Holdings LLC Series 2021-2 Class A 2.15% 6/19/51	1,257,897	1,218,859
U.S. Small Business Administration
Series 2019-20D Class 1 2.98% 4/1/39	150,059	140,128
Series 2019-25G Class 1 2.69% 7/1/44	274,264	245,030
UPX HIL Issuer Trust Series 2025-1 Class A 5.16% 1/25/47	6,155,810	6,130,256
Verizon Master Trust Series 2024-3 Class A1A 5.34% 4/22/30	1,473,000	1,492,422
VFI ABS LLC Series 2025-1A Class B 4.97% 12/24/30	1,715,000	1,716,517
VM Debt Trust Series 2019-1 7.46% 7/18/27	1,000,000	956,314
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Volkswagen Auto Lease Trust Series 2024-A Class A3 5.21% 6/21/27	2,565,881	$2,573,859
φVOLT XCV LLC Series 2021-NPL4 Class A1 6.24% 3/27/51	19,814	19,814
Wendy's Funding LLC Series 2021-1A Class A2I 2.37% 6/15/51	1,722,374	1,592,974
Westlake Automobile Receivables Trust Series 2023-3A Class C 6.02% 9/15/28	1,000,000	1,005,616
Total Non-Agency Asset-Backed Securities (Cost $329,136,977)		334,121,409
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–2.23%
•Agate Bay Mortgage Trust Series 2015-1 Class B1 3.61% 1/25/45	29,349	28,842
Anchor Mortgage Trust
• 8.23% 3/25/31	4,000,000	4,011,156
φSeries 2025-RTL1 Class A1 5.72% 5/25/40	3,055,000	3,057,971
Angel Oak Mortgage Trust
•Series 2021-7 Class A3 2.34% 10/25/66	493,581	433,184
Series 2022-3 Class A1 4.00% 1/25/67	1,126,973	1,085,678
=φArchwest Mortgage Trust Series 2026-RTL1 Class A1 5.44% 4/25/41	6,085,000	6,084,991
~^Banc of America Alternative Loan Trust Series 2004-6 Class 15 0.00% 7/25/34	1,339	734
Banc of America Funding Trust
~^Series 2004-1 0.00% 3/25/34	4,383	3,360
Series 2005-6 Class 2A7 5.50% 10/25/35	37,722	34,084
~^Series 2005-7 Class 30 0.00% 11/25/35	4,007	3,702
•Bear Stearns ARM Trust
Series 2003-7 Class 3A 6.83% 10/25/33	2,646	2,642
Series 2006-1 Class A1 5.95% (1 yr. CMT + 2.25%) 2/25/36	18,384	17,644
Brean Asset-Backed Securities Trust Series 2025-RM12 Class A1 4.50% 7/25/65	4,625,024	4,488,921
CHL Mortgage Pass-Through Trust
♦•Series 2004-7 Class 2A1 5.23% 6/25/34	8,157	7,307
♦•Series 2004-HYB1 Class 2A 4.94% 5/20/34	4,186	3,806
LVIP JPMorgan Core Bond Fund–36

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CHL Mortgage Pass-Through Trust (continued)
♦•Series 2004-HYB3 Class 2A 4.62% 6/20/34	5,761	$5,391
♦Series 2005-16 Class A23 5.50% 9/25/35	21,735	12,797
♦•Series 2005-22 Class 2A1 4.78% 11/25/35	45,122	37,350
•CIM Trust Series 2021-R6 Class A1 1.43% 7/25/61	529,512	487,543
Citigroup Global Markets Mortgage Securities VII, Inc.
•Series 2003-HYB1 Class A 6.74% 9/25/33	1,827	1,798
~^Series 2003-UP2 Class 1 0.00% 12/25/18	42	42
•Citigroup Mortgage Loan Trust, Inc. Series 2005-1 Class 2A1A 3.11% 2/25/35	25,863	21,710
Countrywide Alternative Loan Trust
Series 2004-2CB Class 1A9 5.75% 3/25/34	255,091	256,620
*•Series 2005-20CB Class 3A8 0.96% (4.64% minus 1 mo. USD Term SOFR) 7/25/35	103,565	4,523
*•Series 2005-22T1 Class A2 1.28% (4.96% minus 1 mo. USD Term SOFR) 6/25/35	242,508	16,919
Series 2005-28CB Class 1A4 5.50% 8/25/35	129,419	111,671
Series 2005-54CB Class 1A11 5.50% 11/25/35	47,460	34,795
CSMC Trust
•Series 2018-J1 Class A2 3.50% 2/25/48	2,306,763	2,091,364
•Series 2020-RPL4 Class A1 2.00% 1/25/60	636,263	575,722
•Series 2021-AFC1 Class A1 0.83% 3/25/56	541,259	452,909
•Series 2021-AFC1 Class A3 1.17% 3/25/56	735,956	621,202
•Series 2021-NQM3 Class A3 1.63% 4/25/66	1,250,296	1,121,445
•Series 2021-NQM7 Class A1 1.76% 10/25/66	415,827	368,695
•Series 2021-NQM8 Class A1 2.84% 10/25/66	2,235,521	2,042,544
Series 2021-RPL2 Class A1 2.00% 1/25/60	400,492	354,259
•Series 2021-RPL6 Class A1 2.00% 10/25/60	784,450	713,454
•Series 2022-NQM1 Class A1 3.27% 11/25/66	2,342,319	2,143,333
•Deephaven Residential Mortgage Trust Series 2022-1 Class A1 2.21% 1/25/67	1,493,703	1,374,893
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Ellington Financial Mortgage Trust Series 2021-2 Class A1 0.93% 6/25/66	611,418	$515,665
First Horizon Alternative Mortgage Securities Trust Series 2005-FA8 Class 1A19 5.50% 11/25/35	45,499	18,435
•Galton Funding Mortgage Trust Series 2017-1 Class A22 3.00% 7/25/56	82,047	72,903
φGCAT Trust Series 2020-NQM1 Class A3 3.55% 1/25/60	929,298	915,863
•GMACM Mortgage Loan Trust Series 2005-AR3 Class 3A4 4.36% 6/19/35	21,547	20,297
•GS Mortgage-Backed Securities Trust
Series 2021-PJ7 Class A2 2.50% 1/25/52	814,819	675,536
Series 2021-PJ8 Class A2 2.50% 1/25/52	1,119,128	927,827
Series 2021-PJ9 Class A2 2.50% 2/26/52	1,261,877	1,046,175
GSR Mortgage Loan Trust
Series 2004-13F Class 3A3 6.00% 11/25/34	6,563	6,362
Series 2004-6F Class 1A2 5.00% 5/25/34	11,177	10,736
Series 2004-6F Class 3A4 6.50% 5/25/34	32,711	32,970
•Impac CMB Trust Series 2007-A Class A 4.29% (1 mo. USD Term SOFR + 0.61%) 5/25/37	682,414	650,901
•Impac Secured Assets Trust Series 2006-1 Class 2A1 4.49% (1 mo. USD Term SOFR + 0.81%) 5/25/36	3,724	3,591
•JP Morgan Mortgage Trust
Series 2006-A2 Class 5A3 6.31% 11/25/33	3,026	2,929
Series 2015-1 Class B2 5.01% 12/25/44	66,617	66,086
Series 2015-4 Class B1 3.51% 6/25/45	89,897	83,818
Series 2015-5 Class B2 5.22% 5/25/45	2,203	2,163
Series 2015-6 Class B3 3.51% 10/25/45	81,220	71,534
Series 2017-1 Class B3 3.45% 1/25/47	286,035	261,358
Series 2017-5 Class A2 4.70% 10/26/48	2,353,456	2,344,338
Series 2018-4 Class A1 3.50% 10/25/48	274,553	247,961
LVIP JPMorgan Core Bond Fund–37

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•JP Morgan Mortgage Trust (continued)
Series 2020-2 Class A3 3.50% 7/25/50	31,797	$28,526
Series 2020-7 Class A3 3.00% 1/25/51	145,865	126,168
Series 2021-1 Class A3 2.50% 6/25/51	252,193	209,084
Series 2021-10 Class A3 2.50% 12/25/51	536,240	444,576
Series 2021-11 Class A3 2.50% 1/25/52	907,307	752,214
Series 2021-12 Class A3 2.50% 2/25/52	1,173,647	973,027
Series 2021-13 Class A3 2.50% 4/25/52	1,183,736	981,391
•MASTR Adjustable Rate Mortgages Trust Series 2004-13 Class 2A1 6.24% 4/21/34	3,798	3,736
MASTR Alternative Loan Trust
Series 2003-9 Class 8A1 6.00% 1/25/34	16,497	15,732
Series 2004-4 Class 10A1 5.00% 5/25/24	6,421	1,918
Series 2004-6 Class 7A1 6.00% 7/25/34	36,933	36,439
~^Series 2004-7 Class 30 0.00% 8/25/34	2,718	2,023
Series 2004-8 Class 6A1 5.50% 12/31/49	24	24
MASTR Asset Securitization Trust
Series 2003-11 Class 9A6 5.25% 12/25/33	26,869	26,352
~^Series 2003-12 Class 15 0.00% 12/25/18	76	0
~^Series 2004-6 Class 15 0.00% 7/25/19	82	81
~^MASTR Resecuritization Trust Series 2005-PO Class 3 0.00% 5/28/35	3,761	2,967
•MFA Trust Series 2020-NQM1 Class A3 3.30% 8/25/49	216,416	210,544
•Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 Class A2A 2.50% 12/25/50	351,563	293,124
Series 2021-1 Class A2 2.50% 3/25/51	246,515	204,377
Series 2021-4 Class A3 2.50% 7/25/51	254,898	211,326
Series 2021-5 Class A3 2.50% 8/25/51	809,589	671,200
•NACC Reperforming Loan REMICS Trust Series 2004-R2 Class A1 6.50% 10/25/34	11,354	9,671
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•New Residential Mortgage Loan Trust
Series 2014-2A Class A3 3.75% 5/25/54	398,217	$381,841
Series 2015-1A Class A3 3.75% 5/28/52	218,671	210,585
Series 2015-2A Class A1 3.75% 8/25/55	1,317,239	1,278,445
Series 2015-2A Class A2 3.75% 8/25/55	749,961	724,826
Series 2016-3A Class A1B 3.25% 9/25/56	427,634	403,348
Series 2016-3A Class B1 4.00% 9/25/56	1,612,503	1,581,292
Series 2016-4A Class B2 4.62% 11/25/56	953,747	936,682
Series 2017-1A Class A1 4.00% 2/25/57	1,024,850	996,682
Series 2017-2A Class B2 4.75% 3/25/57	868,020	864,735
Series 2017-4A Class A1 4.00% 5/25/57	996,839	964,415
Series 2017-6A Class A1 4.00% 8/27/57	2,161,317	2,091,179
Series 2022-NQM2 Class A1 3.85% 3/27/62	2,342,347	2,205,975
•OBX Trust
Series 2021-NQM2 Class A1 1.10% 5/25/61	437,178	360,655
Series 2021-NQM3 Class A1 1.05% 7/25/61	627,581	524,046
Series 2021-NQM4 Class A1 1.96% 10/25/61	1,440,259	1,231,404
Series 2022-NQM1 Class A1 2.31% 11/25/61	2,206,990	1,983,184
*PHH Alternative Mortgage Trust Series 2007-2 Class 2X 6.00% 5/25/37	48,112	9,169
•PRKCM Trust Series 2021-AFC2 Class A1 2.07% 11/25/56	623,565	552,264
φPRPM LLC Series 2024-RCF3 Class A1 4.00% 5/25/54	2,541,192	2,509,706
•RCKT Mortgage Trust
Series 2021-1 Class A1 2.50% 3/25/51	255,464	211,795
Series 2021-4 Class A1 2.50% 9/25/51	1,220,641	1,011,987
Series 2021-6 Class A1 2.50% 12/25/51	541,874	449,247
φRoc Mortgage Trust Series 2025-RTL1 Class A1 5.63% 2/25/40	3,000,000	3,010,316
SACO I, Inc. Series 1997-2 Class 1A5 7.00% 8/25/36	741	672
LVIP JPMorgan Core Bond Fund–38

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Sequoia Mortgage Trust Series 2020-4 Class A2 2.50% 11/25/50	210,838	$175,437
•SG Residential Mortgage Trust Series 2022-1 Class A1 3.17% 3/27/62	2,267,355	2,152,183
φToorak Mortgage Trust Series 2025-RRTL1 Class A1 5.52% 2/25/40	4,205,000	4,211,068
Towd Point Mortgage Trust
•Series 2016-3 Class B1 4.07% 4/25/56	850,000	840,638
•Series 2017-6 Class M1 3.25% 10/25/57	1,610,000	1,518,166
•Series 2018-1 Class A1 3.00% 1/25/58	6,154	6,122
•Series 2019-HY2 Class M2 5.69% (1 mo. USD Term SOFR + 2.01%) 5/25/58	950,000	962,392
•Series 2021-R1 Class A1 2.92% 11/30/60	1,214,840	1,101,658
Series 2022-4 Class A1 3.75% 9/25/62	1,908,709	1,822,890
Vendee Mortgage Trust
Series 1996-2 Class 1Z 6.75% 6/15/26	1,012	1,011
Series 1997-1 Class 2Z 7.50% 2/15/27	6,029	6,046
Series 1998-1 Class 2E 7.00% 3/15/28	3,624	3,643
♦•WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8 Class A 5.19% 8/25/33	1,678	1,590
Series 2003-AR9 Class 1A6 5.30% 9/25/33	8,955	8,374
Series 2004-AR3 Class A2 5.30% 6/25/34	2,887	2,643
Series 2005-AR13 Class A1A1 4.37% (1 mo. USD Term SOFR + 0.69%) 10/25/45	498,442	473,259
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
*♦•Series 2005-2 Class 1A4 1.26% (4.94% minus 1 mo. USD Term SOFR) 4/25/35	216,806	9,929
*♦•Series 2005-2 Class 2A3 1.21% (4.89% minus 1 mo. USD Term SOFR) 4/25/35	63,188	2,649
*♦Series 2005-3 Class CX 5.50% 5/25/35	67,350	12,008
♦Series 2005-4 Class CB7 5.50% 6/25/35	50,448	46,415
♦Series 2005-6 Class 2A4 5.50% 8/25/35	13,072	11,199
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 Class A1 3.00% 12/25/49	50,226	$43,553
Total Non-Agency Collateralized Mortgage Obligations (Cost $80,174,408)		83,204,272
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–2.39%
•Arbor Realty Commercial Real Estate Notes Ltd. Series 2022-FL1 Class A 5.12% (30 day USD SOFR Average + 1.45%) 1/15/37	538,212	538,212
•AREIT Trust Series 2022-CRE6 Class A 4.92% (30 day USD SOFR Average + 1.25%) 1/20/37	721,835	721,292
•BAHA Trust Series 2024-MAR Class A 5.57% 12/10/41	5,541,000	5,644,191
•BAMLL Re-REMICS Trust Series 2024-FRR3 Class B 1.41% 1/27/50	6,000,000	5,792,778
Bank
•Series 2017-BNK5 Class B 3.90% 6/15/60	354,000	345,049
Series 2017-BNK7 Class A5 3.44% 9/15/60	1,509,000	1,485,712
•Series 2018-BN14 Class C 4.62% 9/15/60	1,640,000	1,480,737
Series 2019-BN20 Class A3 3.01% 9/15/62	534,000	503,629
Series 2019-BN21 Class A5 2.85% 10/17/52	1,088,000	1,023,376
Series 2020-BN25 Class A5 2.65% 1/15/63	3,467,000	3,199,983
•Series 2022-BNK40 Class B 3.39% 3/15/64	767,000	680,774
BBCMS Mortgage Trust Series 2020-C7 Class A5 2.04% 4/15/53	1,610,000	1,445,171
Benchmark Mortgage Trust
Series 2020-B17 Class A5 2.29% 3/15/53	2,037,000	1,838,515
Series 2020-B19 Class A5 1.85% 9/15/53	2,610,000	2,315,721
Series 2020-B20 Class A5 2.03% 10/15/53	1,915,000	1,686,814
Series 2020-B22 Class A5 1.97% 1/15/54	2,110,000	1,849,736
Series 2021-B24 Class A5 2.58% 3/15/54	575,000	514,061
Series 2021-B25 Class A5 2.58% 4/15/54	1,225,000	1,093,268
LVIP JPMorgan Core Bond Fund–39

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust (continued)
•Series 2022-B32 Class B 3.20% 1/15/55	780,000	$655,656
•Series 2022-B32 Class C 3.45% 1/15/55	953,000	723,314
•Series 2022-B33 Class B 3.61% 3/15/55	386,000	336,596
•Series 2022-B33 Class C 3.61% 3/15/55	386,000	308,026
•Series 2022-B34 Class A5 3.79% 4/15/55	410,000	377,537
•Series 2022-B35 Class A5 4.44% 5/15/55	1,321,000	1,273,216
•Series 2022-B36 Class A5 4.47% 7/15/55	691,000	668,386
•BMO Mortgage Trust Series 2022-C1 Class A5 3.37% 2/15/55	308,000	284,577
BX Trust
Series 2019-OC11 Class A 3.20% 12/9/41	870,000	820,403
•Series 2022-LBA6 Class A 4.67% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,680,000	1,678,950
Cantor Commercial Real Estate Lending
Series 2019-CF1 Class A5 3.79% 5/15/52	1,411,000	1,373,301
Series 2019-CF2 Class A5 2.87% 11/15/52	516,000	485,675
Series 2019-CF3 Class A4 3.01% 1/15/53	1,140,000	1,070,339
CD Mortgage Trust
Series 2016-CD1 Class A4 2.72% 8/10/49	1,950,000	1,923,298
Series 2016-CD2 Class A3 3.25% 11/10/49	700,602	697,457
Series 2019-CD8 Class A4 2.91% 8/15/57	1,393,000	1,304,224
CFCRE Commercial Mortgage Trust Series 2016-C7 Class A3 3.84% 12/10/54	615,000	611,125
Citigroup Commercial Mortgage Trust
Series 2016-P6 Class A4 3.46% 12/10/49	266,043	264,784
Series 2017-C4 Class A4 3.47% 10/12/50	1,642,000	1,617,169
Series 2019-C7 Class A4 3.10% 12/15/72	1,032,000	974,787
Series 2020-555 Class A 2.65% 12/10/41	581,000	527,383
CSMC Trust
Series 2014-USA Class A2 3.95% 9/15/37	885,000	815,266
Series 2014-USA Class B 4.18% 9/15/37	5,620,000	4,836,225
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSMC Trust (continued)
Series 2014-USA Class D 4.37% 9/15/37	100,000	$84,065
•CSTL Commercial Mortgage Trust Series 2025-GATE2 Class C 5.14% 11/10/42	1,470,000	1,438,674
DB-JPM Mortgage Trust
Series 2016-C1 Class A4 3.28% 5/10/49	165,399	164,943
Series 2020-C9 Class A5 1.93% 8/15/53	975,000	869,696
Series 2020-C9 Class B 2.57% 8/15/53	282,000	241,999
Grace Trust Series 2020-GRCE Class A 2.35% 12/10/40	807,000	720,024
•GS Mortgage Securities Corp. Trust
Series 2013-PEMB Class A 3.55% 3/5/33	3,810,000	2,889,333
Series 2021-ROSS Class A 5.09% (1 mo. USD Term SOFR + 1.41%) 5/15/26	2,970,000	2,834,867
GS Mortgage Securities Trust
Series 2017-GS6 Class A3 3.43% 5/10/50	1,291,000	1,275,598
Series 2019-GC42 Class A4 3.00% 9/10/52	1,733,000	1,632,811
Series 2020-GC47 Class A5 2.38% 5/12/53	1,235,000	1,129,739
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 Class B 3.50% 4/15/46	23,556	22,823
Series 2015-JP1 Class A5 3.91% 1/15/49	160,163	158,352
Series 2016-JP2 Class A4 2.82% 8/15/49	749,953	747,110
•Series 2020-MKST Class D 5.79% (1 mo. USD Term SOFR + 2.11%) 12/15/36	5,130,000	25,650
JPM-DB Commercial Mortgage Securities Trust
Series 2016-C2 Class A4 3.14% 6/15/49	1,320,821	1,301,311
Series 2016-C4 Class A3 3.14% 12/15/49	620,000	613,081
Series 2017-C7 Class A5 3.41% 10/15/50	366,000	359,925
Morgan Stanley Bank of America Merrill Lynch Trust
•Series 2013-C7 Class C 3.98% 2/15/46	291,527	282,439
Series 2016-C29 Class A4 3.33% 5/15/49	89,865	89,303
Morgan Stanley Capital I Trust Series 2019-L3 Class A4 3.13% 11/15/52	555,000	524,945
LVIP JPMorgan Core Bond Fund–40

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MRCD Mortgage Trust
Series 2019-PARK Class A 2.72% 12/15/36	740,000	$658,555
Series 2019-PARK Class D 2.72% 12/15/36	987,000	741,971
•MTN Commercial Mortgage Trust Series 2022-LPFL Class A 5.08% (1 mo. USD Term SOFR + 1.40%) 3/15/39	1,030,000	1,029,356
Natixis Commercial Mortgage Securities Trust
Series 2019-FAME Class A 3.05% 8/15/36	5,440,000	5,000,166
*•Series 2019-FAME Class XA 1.35% 8/15/36	32,225,000	686,196
ROCK Trust Series 2024-CNTR Class A 5.39% 11/13/41	1,500,000	1,523,272
SBALR Commercial Mortgage Trust Series 2020-RR1 Class A3 2.83% 2/13/53	782,228	673,612
SLG Office Trust Series 2021-OVA Class A 2.59% 7/15/41	2,020,000	1,792,918
•SMRT Commercial Mortgage Trust Series 2022-MINI Class A 4.67% (1 mo. USD Term SOFR + 1.00%) 1/15/39	1,740,000	1,738,912
VLS Commercial Mortgage Trust Series 2020-LAB Class A 2.13% 10/10/42	1,530,000	1,300,267
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1 Class A3 2.65% 8/15/49	684,000	680,175
*•Series 2016-BNK1 Class XA 1.82% 8/15/49	7,899,527	25,201
*•Series 2016-C36 Class XA 1.13% 11/15/59	22,091,512	39,182
Series 2020-C58 Class A4 2.09% 7/15/53	284,000	252,615
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $89,840,232)		89,335,799
ΔREGIONAL BONDS–0.07%
Canada—0.07%
Province of British Columbia Canada 2.25% 6/2/26	1,100,000	1,096,908
Province of Manitoba Canada 2.13% 6/22/26	660,000	657,355
Province of Quebec Canada 2.50% 4/20/26	730,000	729,376
		2,483,639
Total Regional Bonds (Cost $2,479,191)		2,483,639
	Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–0.77%
India—0.03%
Export-Import Bank of India 3.38% 8/5/26	990,000	$986,159
		986,159
Luxembourg—0.15%
Eagle Funding Luxco SARL 5.50% 8/17/30	5,604,000	5,633,421
		5,633,421
Mexico—0.53%
Mexico Government International Bonds
2.66% 5/24/31	283,000	249,790
3.50% 2/12/34	5,067,000	4,314,551
4.40% 2/12/52	685,000	485,254
5.38% 3/22/33	7,013,000	6,848,194
5.63% 2/9/34	2,006,000	1,961,868
5.85% 7/2/32	2,127,000	2,134,657
6.00% 5/13/30	993,000	1,025,273
6.63% 1/29/38	1,338,000	1,363,422
6.88% 5/13/37	1,476,000	1,546,110
		19,929,119
Panama—0.04%
Panama Government International Bonds 5.23% 2/23/34	1,615,000	1,556,860
		1,556,860
Poland—0.02%
Republic of Poland Government International Bonds 5.50% 3/18/54	921,000	850,794
		850,794
Total Sovereign Bonds (Cost $29,001,394)		28,956,353
SUPRANATIONAL BANK–0.01%
Africa Finance Corp. 5.55% 10/8/29	512,000	514,899
Total Supranational Bank (Cost $516,160)		514,899
U.S. TREASURY OBLIGATIONS–34.00%
U.S. Treasury Bonds
1.13% 5/15/40	1,220,000	768,505
1.38% 8/15/50	17,137,000	8,379,725
1.63% 11/15/50	13,530,000	7,059,383
1.88% 2/15/51	26,123,900	14,505,908
2.00% 8/15/51	3,085,000	1,756,401
2.25% 5/15/41	4,785,000	3,486,508
2.25% 8/15/46	14,518,700	9,463,811
2.25% 8/15/49	1,095,000	681,081
2.38% 11/15/49	1,365,000	869,601
2.38% 5/15/51	16,350,000	10,228,330
2.50% 2/15/45	2,000,000	1,402,578
LVIP JPMorgan Core Bond Fund–41

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
2.75% 8/15/42	1,800,000	$1,376,438
2.75% 11/15/42	8,450,000	6,426,951
2.88% 5/15/43	7,470,000	5,737,018
2.88% 5/15/49	1,420,000	1,009,531
2.88% 5/15/52	3,635,000	2,520,929
3.00% 11/15/44	663,000	507,661
3.00% 11/15/45	1,430,000	1,080,935
3.00% 2/15/47	28,000	20,862
3.00% 2/15/48	2,310,000	1,703,445
3.00% 8/15/48	530,000	388,970
3.13% 11/15/41	950,000	777,367
3.13% 2/15/43	720,000	576,478
3.13% 5/15/48	176,200	132,597
3.25% 5/15/42	110,000	90,638
3.38% 5/15/44	1,000,000	817,305
3.50% 2/15/39	1,037,800	936,290
3.63% 8/15/43	2,902,000	2,478,376
3.63% 2/15/44	645,000	547,897
3.63% 5/15/53	15,170,000	12,163,851
3.75% 11/15/43	514,000	445,373
3.88% 8/15/40	11,875,000	10,884,180
3.88% 2/15/43	500,000	444,277
3.88% 5/15/43	35,110,000	31,117,609
4.00% 11/15/42	3,000,000	2,714,648
4.00% 11/15/52	1,860,000	1,598,074
4.13% 8/15/44	18,765,000	17,024,839
4.25% 5/15/39	945,000	917,204
4.38% 8/15/43	6,050,000	5,710,397
4.50% 11/15/54	140,000	130,791
4.63% 11/15/44	14,793,000	14,313,961
4.63% 11/15/45	6,007,000	5,793,939
4.63% 5/15/54	13,800,000	13,157,977
5.00% 5/15/45	9,198,000	9,317,646
U.S. Treasury Inflation Indexed Notes 1.13% 1/15/33	16,944,270	16,318,759
U.S. Treasury Notes
0.88% 11/15/30	107,605,000	93,784,483
1.25% 3/31/28	2,475,000	2,353,764
1.25% 8/15/31	250,000	216,982
1.38% 11/15/31	55,772,000	48,364,781
1.63% 5/15/31	310,000	276,469
1.88% 2/15/32	2,950,000	2,615,936
2.88% 8/15/28	148,450,000	145,318,633
2.88% 5/15/32	1,630,000	1,524,432
3.13% 8/31/29	1,805,000	1,762,484
3.38% 5/15/33	37,340,000	35,570,726
3.50% 1/31/28	60,807,000	60,460,210
3.50% 1/15/29	27,616,000	27,380,833
3.50% 2/28/31	1,530,000	1,500,356
3.63% 3/31/30	7,150,000	7,075,986
3.88% 11/30/27	3,000,000	3,001,758
3.88% 7/15/28	1,288,000	1,289,509
3.88% 4/30/30	6,500,000	6,492,891
3.88% 6/30/30	35,590,000	35,535,781
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Notes (continued)
3.88% 7/31/30	21,000,000	$20,964,727
3.88% 8/15/34	18,830,000	18,351,159
4.00% 7/31/32	59,000,000	58,702,696
4.00% 2/15/34	43,079,400	42,493,789
4.13% 10/31/29	28,840,000	29,076,578
4.25% 1/15/28	47,970,000	48,309,163
4.25% 1/31/30	11,026,000	11,165,548
4.25% 11/15/34	15,295,000	15,290,818
4.38% 1/31/32	52,655,000	53,551,781
4.38% 5/15/34	21,000,000	21,221,485
4.50% 12/31/31	745,000	762,694
4.50% 11/15/33	120,570,000	123,066,175
4.63% 9/30/28	15,198,000	15,488,899
4.88% 10/31/30	24,325,000	25,272,345
^U.S. Treasury Strip Coupon
0.00% 2/15/27	300,000	290,673
0.00% 5/15/27	725,000	695,380
0.00% 8/15/27	250,000	237,335
0.00% 8/15/29	3,400,000	2,982,527
0.00% 8/15/30	3,465,000	2,916,013
0.00% 11/15/30	3,705,000	3,085,747
0.00% 2/15/31	9,830,000	8,096,291
0.00% 5/15/31	6,835,000	5,569,991
0.00% 8/15/31	13,355,000	10,758,592
0.00% 11/15/31	7,475,000	5,955,199
0.00% 2/15/33	400,000	300,767
0.00% 5/15/33	1,175,000	873,118
0.00% 8/15/33	100,000	73,409
0.00% 11/15/33	1,025,000	743,430
0.00% 2/15/34	775,000	554,645
0.00% 11/15/34	50,000	34,480
0.00% 2/15/35	65,000	44,268
0.00% 5/15/35	250,000	168,131
0.00% 2/15/36	23,050,000	14,902,930
0.00% 8/15/36	3,608,000	2,268,401
0.00% 11/15/36	1,369,000	849,328
0.00% 2/15/37	4,011,000	2,452,172
0.00% 5/15/37	5,474,000	3,302,998
0.00% 8/15/37	528,000	313,895
0.00% 11/15/40	850,000	415,518
0.00% 2/15/41	545,134	262,282
0.00% 8/15/41	3,200,000	1,495,832
0.00% 11/15/41	100,000	46,011
0.00% 11/15/43	21,405,000	8,737,213
0.00% 11/15/49	24,295,000	7,249,513
Total U.S. Treasury Obligations (Cost $1,282,577,308)		1,271,705,004

LVIP JPMorgan Core Bond Fund–42

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.25%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	9,239,356	$9,239,356
Total Money Market Fund (Cost $9,239,356)		9,239,356

TOTAL INVESTMENTS–99.24% (Cost $3,699,890,118)	$3,712,041,426

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.76%	28,305,255
NET ASSETS APPLICABLE TO 377,206,055 SHARES OUTSTANDING–100.00%	$3,740,346,681

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
*Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

~Principal Only - represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

^Zero coupon security.
φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2026.
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2026. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs.
ΔSecurities have been classified by country of origin.

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
290	CBOT 10 Year U.S. Treasury Notes Futures	$32,203,594	$32,747,353	6/18/26	$—	$(543,759)
575	CBOT 2 Year U.S. Treasury Notes Futures	119,281,054	120,019,818	6/30/26	—	(738,764)
441	CBOT 5 Year U.S. Treasury Notes Futures	47,707,242	48,441,741	6/30/26	—	(734,499)
168	CBOT U.S. Long Bond Futures	19,131,000	19,758,659	6/18/26	—	(627,659)
931	Ultra 10 Year U.S. Treasury Notes Futures	105,683,047	107,045,399	6/18/26	—	(1,362,352)
103	Ultra U.S. Treasury Bond Futures	12,005,938	12,408,589	6/18/26	—	(402,651)
Total Futures Contracts					$—	$(4,409,684)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

LVIP JPMorgan Core Bond Fund–43

LVIP JPMorgan Core Bond Fund
Schedule of Investments (continued)

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
BAMLL–Bank of America Merrill Lynch Large Loan
BMO–Bank of Montreal
CBOT–Chicago Board of Trade
CMT–Constant Maturity Treasury
COFI–Cost of Funds Index
DB-JPM–Deutsche Bank JPMorgan
FREMF–Freddie Mac Multifamily
GS–Goldman Sachs
HSBC–Hong Kong and Shanghai Banking Corporation
JPM-DB–JPMorgan Deutsche Bank
LNG–Liquefied Natural Gas
REIT–Real Estate Investment Trust
REMIC–Real Estate Mortgage Investment Conduits
RFUCCT–Refinitiv USD IBOR Consumer Cash Fallbacks Term
SOFR–Secured Overnight Financing Rate
STACR–Structured Agency Credit Risk
yr.–Year
LVIP JPMorgan Core Bond Fund–44